    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 4, 1995

                                               1933 ACT REGISTRATION NO. 2-81549
                                              1940 ACT REGISTRATION NO. 811-3657
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                   FORM N-1A


        REGISTRATION STATEMENT UNDER THE
           SECURITIES ACT OF 1933                                     / /
        Pre-Effective Amendment No.                                   / /
        Post-Effective Amendment No. 24                               /X/
                                     and/or
        REGISTRATION STATEMENT UNDER THE
           INVESTMENT COMPANY ACT OF 1940                             / /
        Amendment No. 24                                              /X/


                        (Check appropriate box or boxes)
                               ------------------

                             KEMPER STATE TAX-FREE
                                 INCOME SERIES
               (Exact name of Registrant as Specified in Charter)

           120 South LaSalle Street, Chicago, Illinois                   60603
             (Address of Principal Executive Office)                  (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 781-1121

                  Philip J. Collora,                                  With a copy to:
             Vice President and Secretary                            Charles F. Custer
         Kemper State Tax-Free Income Series                 Vedder, Price, Kaufman & Kammholz
               120 South LaSalle Street                          222 North LaSalle Street
               Chicago, Illinois 60603                            Chicago, Illinois 60601
       (Name and Address of Agent for Service)

Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended August 31, 1995 was filed on or about October 27, 1995.

It is proposed that this filing will become effective (check appropriate box)

        /X/ immediately upon filing pursuant to paragraph (b)

        / / on (date) pursuant to paragraph (b)

        / / 60 days after filing pursuant to paragraph (a)(1)

        / / on (date) pursuant to paragraph (a)(1) of Rule 485

        / / 75 days after filing pursuant to paragraph (a)(2)

        / / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

        / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment


EXPLANATORY NOTE:

        Registrant is filing this Post-Effective Amendment No. 24 to Registrant's Registration Statement solely to amend Part B of its Registration Statement to add additional financial statements (Portfolio of Investments) and to amend Part C to add additional exhibits. Part A and Part B of Post-Effective Amendment No. 23 to Registrant's Registration Statement filed on October 30, 1995 and effective November 10, 1995 are incorporated herein by reference to such Post-Effective Amendment No. 23.

                      KEMPER STATE TAX-FREE INCOME SERIES

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

       ITEM NUMBER
       OF FORM N-1A                               LOCATION IN PROSPECTUS
       ------------                               ----------------------
 1.    Cover Page..............................   Cover Page

 2.    Synopsis................................   Summary; Summary of Expenses

 3.    Condensed Financial Information.........   Financial Highlights; Performance

 4.    General Description of Registrant.......   Summary; Investment Objectives, Policies and
                                                  Risk Factors

 5.    Management of the Fund..................   Summary; Investment Manager and
                                                  Underwriter

 5A.   Management's Discussion of Fund            Performance
       Performance.............................

 6.    Capital Stock and Other Securities......   Summary; Dividends and Taxes; Purchase of
                                                  Shares; Capital Structure

 7.    Purchase of Securities Being Offered....   Summary; Investment Manager and Underwriter;
                                                  Net Asset Value; Purchase of Shares; Special
                                                  Features

 8.    Redemption or Repurchase................   Summary; Redemption or Repurchase of Shares

 9.    Pending Legal Proceedings...............   Inapplicable

                      KEMPER STATE TAX-FREE INCOME SERIES

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

      ITEM NUMBER                                 LOCATION IN STATEMENT OF
      OF FORM N-1A                                ADDITIONAL INFORMATION
      ------------                                ------------------------
10.   Cover Page...............................   Cover Page

11.   Table of Contents........................   Table of Contents

12.   General Information and History..........   Inapplicable

13.   Investment Objectives and Policies.......   Investments; Investment Policies and
                                                  Techniques; Investment Restrictions;
                                                  Appendix--Ratings of Investments

14.   Management of the Fund...................   Investment Manager and Underwriter;
                                                  Officers and Trustees

15.   Control Persons and Principal Holders of
      Securities...............................   Officers and Trustees

16.   Investment Advisory and Other Services...   Investment Manager and Underwriter;
                                                  Officers and Trustees

17.   Brokerage Allocation and Other
      Practices................................   Portfolio Transactions

18.   Capital Stock and Other Securities.......   Shareholder Rights

19.   Purchase, Redemption and Pricing of
      Securities Being Offered.................   Purchase and Redemption of Shares

20.   Tax Status...............................   Dividends and Taxes

21.   Underwriters.............................   Investment Manager and Underwriter

22.   Calculation of Performance Data..........   Performance

23.   Financial Statements.....................   Financial Statements; Report of Independent
                                                  Auditors

                     Kemper State Tax-Free Income Series


                           Portfolio of Investments



                       California Tax-Free Income Fund
                        Michigan Tax-Free Income Fund
                          Ohio Tax-Free Income Fund
                          Texas Tax-Free Income Fund

                                                        Portfolio of Investments

CALIFORNIA TAX-FREE INCOME FUND
August 31, 1995
(DOLLARS IN THOUSANDS)

ADVANCE REFUNDED
OBLIGATIONS SECURED
AS TO PRINCIPAL AND
INTEREST BY OBLIGATIONS
OF THE UNITED STATES
GOVERNMENT
                                                          PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------
Bakersfield County Waste Water Treatment Plant,
 Certificates of Participation, Rev., 8.00%,
 to be called 01-01-98 @ 101                                  $ 1,750          $ 1,917
--------------------------------------------------------------------------------------
Brea Public Financing Auth., Orange County,
 Redev. Proj. AB, Rev., 6.75%, to be called
 08-01-01 @ 102                                                 3,885            4,414
--------------------------------------------------------------------------------------
City of Los Angeles Convention and Exhibit Center,
 Certificates of Participation, Rev., 9.00%,
 to be called 12-01-05 @ 100                                    1,000            1,334
--------------------------------------------------------------------------------------
City of Los Angeles Harbor Department,
 Rev., 8.70%, to be called 09-01-99 @ 100                       2,500            2,715
--------------------------------------------------------------------------------------
Foothill-DeAnza Community College District,
 Santa Clara, Rev., 7.875%,
 to be called 06-01-01 @ 102                                    4,055            4,748
--------------------------------------------------------------------------------------
Fullerton Redev. Agcy., Local Government
 Finance Auth., Rev., 7.70%, to be called 2-01-99 @ 102         4,360            4,902
--------------------------------------------------------------------------------------
Health Facilities Financing Auth.:
 Daughters Of Charity National Health System,
   Rev., 9.25%, to be called 05-1-96 @ 102                      2,500            2,640
 Eskaton Properties, Inc., Rev., 7.45%,
   to be called 05-01-00 @ 102                                  4,800            5,481
 Unihealth America, Rev., 7.625%,
   to be called 10-01-98 @ 102                                     90              101
--------------------------------------------------------------------------------------
Kaweah Delta Hospital District, Rev., 7.25%,
 to be called 11-01-96 @ 102                                    5,750            6,080
--------------------------------------------------------------------------------------
Northern California Power Agcy., Hydroelectric
 Number One, Rev., 7.00%,
 to be called 1-01-16 @ 100                                       210              245
--------------------------------------------------------------------------------------
Orange Unified School District, Certificates of
 Participation, Rev., 6.875%,
 to be called 06-01-99 @ 102                                    2,620            2,897
--------------------------------------------------------------------------------------
San Bernardino County:
 Capital Facilities Proj.,
   Certificates of Participation, Rev., 6.80%,
   to be called 08-01-01 @ 102                                  4,300            4,894
 Municipal Water District, Rev., 6.75%,
   to be called 7-01-00 @ 102                                   1,000            1,115
--------------------------------------------------------------------------------------
San Jose Redev. Agcy., Rev., 7.80%,
 to be called 08-01-96 @ 102                                    6,500            6,868
--------------------------------------------------------------------------------------
Santa Margarita Water District, Gen. Oblg.,
 7.30%, to be called 06-01-97 @ 102                             1,080            1,160
--------------------------------------------------------------------------------------
Tulare County Public Facilities Corp.,
 Certificates of Participation, Rev., 8.10%,
 to be called 11-01-97 @ 102                                    1,000            1,107
======================================================================================
TOTAL ADVANCE REFUNDED OBLIGATIONS--4.8%                                        52,618

OTHER
MUNICIPAL
OBLIGATIONS


Antioch Area Public Facilities Financing Agcy.,
 Special Tax Bonds, 5.00% and 5.375%,
 2013 and 2018                                                 25,695           23,462
--------------------------------------------------------------------------------------
Bellflower Certificate of Participation,
 Civic Center and Capital Improvement,
 Rev., 7.20%, 2019                                              1,880            2,069
--------------------------------------------------------------------------------------
Calleguas--Las Virgines, Public Financing Auth.,
 Water District Installment, Purchase
 Rev., 5.125%, 2014                                             9,635            8,792
--------------------------------------------------------------------------------------
Central Valley Financing Auth., Carson Ice-Gen
 Proj., Rev., 6.00% to 6.20%, 2009 through 2020                14,700           14,265
--------------------------------------------------------------------------------------

Portfolio of Investments



                                                          PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------
Cerritos Public Financing Auth., Los Cerritos
 Redev. Proj., Rev., 6.00% to 6.05%,
 2013 through 2020                                            $15,455          $14,830
--------------------------------------------------------------------------------------
City of Carson Redev. Agcy., Proj. Number One,
 Tax Allocation, Rev., 5.625% and 6.00%,
 2008 and 2016                                                  4,600            4,325
--------------------------------------------------------------------------------------
City of Concord Redev. Agcy., Central Concord Proj.,
 Tax Allocation, Rev., 5.25% and 8.00%,
 2013 and 2018                                                  2,520            2,360
--------------------------------------------------------------------------------------
City of Costa Mesa Redev. Agcy., Downtown
 Redev. Proj., Tax Allocation, Rev., 5.625%, 2017               3,750            3,308
--------------------------------------------------------------------------------------
City of Culver Redev. Financing Auth.,
 Tax Allocation, Rev., 4.60% and 5.50%,
 2014 and 2020                                                 12,240           11,060
--------------------------------------------------------------------------------------
City of Industry, Gen. Oblg., 5.25%, 2020                       6,000            5,429
--------------------------------------------------------------------------------------
City of Los Angeles:
 Department of Water and Power, Rev.,
   4.50% to 5.25%, 2013 through 2026                           40,095           34,476
 Gen. Oblg., 5.25%, 2011                                        6,175            5,721
 Convention and Exhibition Center Auth.,
   Lease Rev., 5.125%. 2021                                     7,000            6,157
 Wastewater System, Rev., 4.70% to 6.625%,
   2012 through 2019                                           17,610           15,522
--------------------------------------------------------------------------------------
City of Mountain View Los Altos School District,
 Gen. Oblg., 5.75%, 2015                                        1,200            1,172
--------------------------------------------------------------------------------------
City of Oakland:
 Housing Finance Rev., 7.10%, 2010                              2,055            2,176
 Pension Financing Rev., 7.60%, 2021                           26,075           28,968
 Unified School District, Gen. Oblg., 5.625%, 2019              4,655            4,492
--------------------------------------------------------------------------------------
City of Pasadena, Waterworks Rev., 5.00%, 2018                  3,500            3,087
--------------------------------------------------------------------------------------
City of Riverside:
 Community College District, Certificates of
   Participation, Rev. 5.80%, 2017                              9,940            9,306
 Electric, Rev., 5.00%, 2013                                    8,885            8,012
--------------------------------------------------------------------------------------
City of Sacramento:
 Finance Auth., Lease Rev.,
   5.00% to 5.40%, 2014 through 2020                           21,000           19,263
 Cogeneration Auth., Procter & Gamble
   Proj., Rev., 6.50%, 2014 and 2021                           11,000           10,974
 Municipal Utility District, Electric Rev.,
   5.25% to 6.75%, 2006 though 2020                            10,020           10,324
--------------------------------------------------------------------------------------
City of San Bernardino, Sisters of Charity
 Health Care System, Rev., 6.50% to 7.00%,
 2011 through 2021                                             18,750           20,068
--------------------------------------------------------------------------------------
City and County of San Francisco:
 Bay Area Rapid Transit District,
   Sales Tax, Rev., 5.50%, 2020                                20,360           19,303
 Gen. Oblg., 6.50%, 2010                                        1,000            1,042
 Moscone Convention Center, Rev.,
   6.75%, 2015                                                  2,200            2,364
 Redev. Agcy., Hotel Tax, Rev., 6.75%, 2015                     3,705            3,985
 Redev. Financing Auth., Tax Allocation,
   Rev., zero coupon to 5.25%, 2013 through 2021                9,300            7,810
--------------------------------------------------------------------------------------
Contra Costa County
 County Public Facilities Corp.,
   Certificates of Participation, Rev., 7.80%, 2005             1,250            1,410
 Water District Rev., 5.00%, 2020                              10,000            8,746
 Home Mortgage, Rev., 7.75%, 2022                               2,715            3,518
--------------------------------------------------------------------------------------
Liberty Union High School District,
 Gen. Oblg., 5.50%, 2020                                        4,565            4,288
--------------------------------------------------------------------------------------

Portfolio of Investments

                                                          PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------
Coronado Community Dev. Agcy., Tax Allocation,
 Rev., 7.25%, 2012                                            $ 4,500          $ 4,923
--------------------------------------------------------------------------------------
Davis State Unified School District Community
 Facilities, Rev., 6.10% 2023                                   2,150            1,983
--------------------------------------------------------------------------------------
Department of Water Resources,
 Central Valley Proj., Water System Rev.,
 5.00% to 5.50%, 2012 through 2023                             16,585           14,870
--------------------------------------------------------------------------------------
Duarte, City of Hope National Medical Center,
 Certificates of Participation, Rev.,
 6.125% and 6.25%, 2013 and 2023                               27,000           25,262
--------------------------------------------------------------------------------------
East Bay Municipal Utility District
 Special Rev., 5.00%, 2015                                      2,600            2,297
 Water System, Subordinate Rev., 5.00%, 2014                   10,700            9,672
--------------------------------------------------------------------------------------
Educational Facilities Auth., Mills College, Rev.,
 6.875%, 2022                                                   1,775            1,838
--------------------------------------------------------------------------------------
Emeryville, Public Financing Auth.,
 Redev. Proj., Rev., 6.50%,2011                                10,255           10,344
--------------------------------------------------------------------------------------
Encina Financing Joint Powers Auth.,
 Wastewater, Rev., 6.875%, 2011                                 3,000            3,237
--------------------------------------------------------------------------------------
Fontana Public Financing Auth., Tax Allocation,
 Rev., 7.00%, 2021                                              3,900            3,984
--------------------------------------------------------------------------------------
Foothill-DeAnza Community College District,
 DeAnza Campus Center Proj., Certificates of
 Participation, Rev., 7.35%, 2007                               1,700            1,867
--------------------------------------------------------------------------------------
Fresno Health Facilities, Holy Cross Health
 System, St. Agnes Medical Center, Rev.,
 6.50% and 6.625%, 2011 and 2021                                3,500            3,617
--------------------------------------------------------------------------------------
Garden Grove:
 Agcy. Community Dev., Community Proj.,
   Tax Allocation, Rev., 5.875%, 2023                           8,865            8,229
 Public Financing Auth., Water Services Capital
   Improvement, Rev., 5.25%, 2015                               4,390            4,074
--------------------------------------------------------------------------------------
State, Gen. Oblg., 4.75% to 6.00%, 2013 through 2019           27,870           25,654
--------------------------------------------------------------------------------------
Hawthorne Community Redev. Agcy.,
 Tax Allocation, Rev., 6.625%, 2014                             2,000            2,013
--------------------------------------------------------------------------------------
Health Facilities Financing Auth.:
 Adventist Health System/West, Rev., 6.50%,
   2007 and 2011                                                5,750            6,129
 America Baptist Homes West, Rev., 7.65%, 2014                  4,000            4,343
 Catholic Healthcare West, Rev., 5.00%,
   2014 and 2021                                               23,280           20,604
 Children's Hospital, Rev., 7.50%, 2020                         3,600            4,054
 Evangelical Lutheran Good Samaritan Society,
   Rev., 5.30%, 2015                                            6,695            6,171
 Kaiser Permanante, Rev., 5.60% and 7.00%,
   2010 and 2033                                               11,050           10,574
 Marshall Hospital Health System, Rev.,
   5.125%, 2012                                                 3,770            3,378
 Small Facilities Loan, Insured Health Facility,
   Rev., 6.70%, 2011                                            1,200            1,240
 Southern California Presbyterian Homes,
   Rev., 6.70%, 2011                                            2,000            2,087
 Unihealth America, Rev., 7.625%, 2015                            745              832
--------------------------------------------------------------------------------------
Hollister Joint Powers Financing Auth.,
 Sewer System Improvement Proj., Rev.,
 5.75% and 5.90%, 2011 and 2023                                13,470           12,339
--------------------------------------------------------------------------------------
Housing Finance Agcy.:
 Home Mortgage, Rev., 6.875% to 9.20%,
   2010 through 2030                                           28,615           30,199
 Single Family Mortgage, Rev., 6.45%, 2025                      4,400            4,468
--------------------------------------------------------------------------------------

Portfolio of Investments


                                                         PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------
Inglewood:
 Civic Center Improvement Proj., Certificates
   of Participation, Rev., 6.50% to 7.00%,
   2011 through 2021                                          $ 7,025          $ 7,224
 Public Financing Auth., Manchester and
   North Inglewood Industrial Park Redev.
   Proj., Rev., 7.00%, 2022                                     9,625            9,884
----------------------------------------------------------------------------------------
Irvine Ranch, Water District Joint
 Powers Agcy., Rev., 7.875%, 2023                               5,000            5,372
----------------------------------------------------------------------------------------
Lemon Grove Community Dev. Agcy.,
 Tax Allocation, Rev., 6.65% and 6.90%,
 2006 and 2020                                                  1,500            1,541
----------------------------------------------------------------------------------------
Loma Linda, University Medical Center, Rev.,
 5.00% to 7.00%, 2013 through 2022                             15,795           14,770
----------------------------------------------------------------------------------------
Long Beach:
 Certificates of Participation, Airport Proj.,
   Rev., 5.00%, 2016                                            4,750            4,216
 Harbor Department, Rev., 7.25%, 2019                           8,000            8,491
 Health Care Systems, Sisters of Charity, Rev.,
   6.50%, 2015                                                  4,000            4,108
----------------------------------------------------------------------------------------
Los Angeles County:
 Metropolitan Transportation Auth., Sales Tax
   Rev., 4.75% and 5.00%, 2018 and 2021                        22,075           19,138
 Multiple Capital Facilities Project, Lease Rev.,
   4.75%, 2013                                                 10,000            8,634
 Public Works Financing Auth., County
   Flood Control District, Capital Construction
   Rev., 5.00%, 2011                                           27,835           25,525
 Sanitation Districts Financing Auth., Capital Proj.,
   Rev., 5.25%, 2019                                           10,610            9,653
 Transportation Commission, Sales Tax Rev.,
   6.50% to 7.40%, 2003 though 2019                            20,455           22,217
----------------------------------------------------------------------------------------
Los Banos, Certificates of Participation, Rev.,
 6.00%, 2019                                                    2,250            2,008
----------------------------------------------------------------------------------------
Martinez, Multiple Lenders, Home Mortgage,
 Rev., 10.375%, 2002                                               35               45
----------------------------------------------------------------------------------------
Metropolitan Water District of Southern California,
 Waterworks Rev., 5.75% to 6.625%,
 2012 through 2021                                              3,500            3,563
----------------------------------------------------------------------------------------
Modesto Irrigation District Financing Auth.,
 Domestic Water Proj., Rev., 5.75%, 2022                        3,455            3,367
----------------------------------------------------------------------------------------
Montebello Community Redev. Agcy., Montebello
 Hills Redev., Tax Allocation, Rev., 7.50%, 2010                3,750            4,164
----------------------------------------------------------------------------------------
Moreno Valley, Towngate Community Facilities:
 District 87-1, Improvement Area No. 1,
   Special Tax Rev., 7.125%, 2023                               2,810            2,838
 Special Tax, Rev., 6.50%, 2009                                 3,670            3,723
----------------------------------------------------------------------------------------
Morgan Hill Redev. Agcy., Ojo de Agua Community
 Dev. Proj., Tax Allocation, Rev., 5.50%, 1999                  3,725            3,818
----------------------------------------------------------------------------------------
Northern California Power Agcy.:
 Geothermal Proj., Number 3, Rev., 7.00%, 2007                  8,000            8,255
 Hydroelectric Number One, Rev., 7.15%, 2024                    8,940            9,600
----------------------------------------------------------------------------------------
Orange County, Civic Center, Certificates of
 Participation, Rev., 6.625%, 2010                              2,000            2,102
----------------------------------------------------------------------------------------
Pinole Redev. Agcy., Pinole Vista Redev. Proj.,
 Tax Allocation, Rev., 5.60%, 2017                              2,000            1,815
----------------------------------------------------------------------------------------
Pittsburg ReDev. Agcy. Los Medanos Proj.,
 Tax Allocation, Rev., 5.00%, 2013                              4,470            4,033
----------------------------------------------------------------------------------------
Port of Oakland, Rev., 7.60%, 2016                              8,520            9,121
========================================================================================

                                                        Portfolio of Investments

                                                          PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------
Public Works Board:
 Department of Corrections, Rev.,
   5.375% to 7.40%, 2010 through 2018                         $15,580          $15,629
 Department of Justice Building,
   Rev., 5.625%, 2020                                           2,825            2,700
 Various Universities, Rev., 5.50%, 2021                        6,300            5,683
----------------------------------------------------------------------------------------
Rancho Water District Financing
 Auth., Rev., 4.875%, 2015                                      2,100            1,834
----------------------------------------------------------------------------------------
Redbud Hospital District, Insured
 Health Facility, Rev., 7.90%, 2011                             1,000            1,044
----------------------------------------------------------------------------------------
Reedley, Sierra View Homes, Inc., Insured
 Certificates of Participation, Rev., 7.60%, 2021               4,145            4,477
----------------------------------------------------------------------------------------
Riverside County, Public Facilities Financing,
 Certificates of Participation, Rev.,
 6.875% and 7.875%, 2009 and 2015                               7,250            7,657
----------------------------------------------------------------------------------------
Rohnert Park Public Safety Facilities Proj.,
 Certificates of Participation, 4.75%, 2017                     1,880            1,590
----------------------------------------------------------------------------------------
Sacramento County, Sanitation Districts
 Financing Auth., Rev., 5.00%, 2016                            12,000           10,594
----------------------------------------------------------------------------------------
San Bernardino County, West Valley Detention
 Center, Certificates of Participation,
 Rev., 6.50%, 2012                                              8,000            8,416
----------------------------------------------------------------------------------------
San Bernardino Joint Powers Financing Auth.,
 Lease Rev., 7.15%, 2013                                        4,250            4,673
----------------------------------------------------------------------------------------
San Diego, Misdemeanor Pre-Arraignment
 Detention Facility, Certificates of Participation,
 Rev., 8.00%, 2002                                              6,175            6,515
----------------------------------------------------------------------------------------
San Jose Redev. Agcy., Merged Area Redev.
 Proj., Tax Allocation, 5.00% and 5.75%,
 2011 and 2020                                                 16,555           15,277
----------------------------------------------------------------------------------------
San Pablo Redev. Agcy., Merged Area Proj.,
 Tax Allocation, Rev., 5.25%, 2016                              3,720            3,437
----------------------------------------------------------------------------------------
Santa Barbara County, Rev., Montecito Retirement,
 Certificates of Participation, Rev., 5.75%
 and 5.80%, 2013 and 2018                                       5,650            5,347
----------------------------------------------------------------------------------------
Santa Clarita Public Financing Auth., Local Agcy.
 Rev., 6.70% and 6.75%, 2011 and 2021                           4,250            4,469
----------------------------------------------------------------------------------------
Santa Cruz County Housing Auth.:
 Housing Financing Auth., Public Facilities Proj.,
   Lease Rev., 5.50%, 2020                                      4,570            4,287
 Multi-Family Housing, Rev., 7.75%, 2023                        2,000            2,150
----------------------------------------------------------------------------------------
Santa Maria, Redev. Agcy. Rev., Town Center and
 West Side Parking Facility, Rev., 5.00%, 2016                  7,180            6,428
----------------------------------------------------------------------------------------
Snowline Joint Unified School District, 1993
 Family Proj., Certificates of Participation, Rev.,
 6.30% and 6.40%, 2011 and 2018                                 3,695            3,699
----------------------------------------------------------------------------------------
South San Francisco, Capital Improvement
 Financing Auth., Conference Center Proj., Rev.,
 6.125%, 2018                                                   3,925            3,684
----------------------------------------------------------------------------------------
Southern California Home Financing Auth.,
 Single Family Mortgage, Rev., 6.75% and 7.35%,
 2022 and 2024                                                  1,565            1,630
----------------------------------------------------------------------------------------
Southern California Public Power Auth.:
 Mead Adelanto Proj., Rev., 4.75%, 2016                         8,000            6,794
 Power Proj. Rev., 5.00%, 2015                                 19,150           17,253
========================================================================================

Portfolio of Investments

                                                             PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------
Statewide Communities Dev. Auth.:
 Cedars-Sinai Medical Center, 5.80% to 6.50%,
   2000 through 2012                                          $22,205          $23,064
 Certificates of Participation
   Catholic Healthcare West, 5.50%, 2023                        2,475            2,296
 Eskaton Properties, Inc., Insured Health
   Facilities, 5.80%, 2013                                      4,000            3,850
 Oakland Convention Center, Lease Rev.,
   6.00%, 2005                                                  2,500            2,664
 Sutter Health Obligated Group, 5.50%, 2023                     7,075            6,562
 United Western Medical Centers, Insured,
   Rev., 6.80%, 2009                                            4,245            4,468
--------------------------------------------------------------------------------------
Torrance Memorial Hospital Medical Center,
 Rev., 6.75%, 2012                                             5,000             5,176
--------------------------------------------------------------------------------------
University of California:
 Housing Systems, Rev., 5.50% and 6.75%,
   2018 and 2009                                                4,725            4,658
 Multiple Purpose Proj., Rev., 4.75% to 5.25%,
   2012 through 2023                                           33,025           28,571
--------------------------------------------------------------------------------------
University of Puerto Rico, Rev., 5.25%, 2025                    3,100            2,847
--------------------------------------------------------------------------------------
Victor Valley Community College District,
 Certificates of Participation, Rev., 6.875%, 2023              8,705            8,921
--------------------------------------------------------------------------------------
Western Placer Unified School District,
 Election of 1993, Gen. Oblg., zero coupon, 2011                1,590              625
--------------------------------------------------------------------------------------
Westminster Redev. Agcy., Westminster Commercial
 Redev. Proj., Tax Allocation, Rev., 7.30%, 2021                2,500            2,566
--------------------------------------------------------------------------------------
Yorba Linda, Redev. Agcy. Tax Allocation,
 Rev., 5.25%, 2013                                              2,825            2,638
--------------------------------------------------------------------------------------
Yosemite Community College District,
 Certificates of Participation, Rev., 7.75%, 2011               1,665            1,792
--------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Gen. Oblg.,
 5.375%, 2022                                                   5,535            5,195
--------------------------------------------------------------------------------------
Puerto Rico Housing Bank and Financing Agcy.,
 Single Family Mortgage, Rev., 6.25%, 2029                     12,145           12,214
======================================================================================
TOTAL OTHER MUNICIPAL OBLIGATIONS--93.4%                                     1,014,965
======================================================================================
TOTAL OBLIGATIONS--98.2%
(COST: $1,028,044)                                                           1,067,583
======================================================================================
MONEY MARKET INSTRUMENTS--.1%
YIELD--3.35%
DUE--SEPTEMBER 1995
(COST: $1,480)                                                  1,480            1,480
======================================================================================
TOTAL INVESTMENTS--98.3%
(COST: $1,029,524)                                                           1,069,063
======================================================================================
CASH AND OTHER ASSETS, LESS LIABILITIES--1.7%                                   18,169
======================================================================================
NET ASSETS--100%                                                            $1,087,232
======================================================================================
NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $1,028,890,000 for federal income tax purposes at August 31, 1995, the aggregate gross unrealized appreciation was $48,978,000, the aggregate gross unrealized depreciation was $8,805,000 and the net unrealized appreciation of investments was $40,173,000.

See accompanying Notes to Financial Statements.

Portfolio of Investments

MICHIGAN TAX-FREE INCOME FUND
August 31, 1995
(DOLLARS IN THOUSANDS)

                                     PRINCIPAL AMOUNT         VALUE

MUNICIPAL OBLIGATIONS
-------------------------------------------------------------------
Anchor Bay School District,
         Gen. Oblg., 5.25%, 2014           $ 20                $ 19
-------------------------------------------------------------------
Birmingham Public Schools,
         Gen. Oblg., 5.75%, 2011             15                  15
-------------------------------------------------------------------
Board of Trustees of State University,
         Rev., 5.50%, 2022                   20                  19
-------------------------------------------------------------------
Breifung Township School District,
         Gen. Oblg., 5.50%, 2012             20                  20
-------------------------------------------------------------------
Cedar Springs Public Schools,
         Gen. Oblg., 5.875%, 2013 and 2014   95                  95
-------------------------------------------------------------------
Chelsea School District,
         Gen. Oblg., 6.00%, 2019            100                 100
-------------------------------------------------------------------
Clarkston Community Schools,
         Gen. Oblg., 5.90%, 2016             95                  95
-------------------------------------------------------------------
Dearborn Economic Dev. Corp., Hospital
         Rev., 5.875%, 2025                 100                  99
-------------------------------------------------------------------
Detroit:
         Gen. Oblg., 6.80%, 2015             50                  52
         Water Rev., 4.75%, 2019             15                  13
-------------------------------------------------------------------
Dickinson County Economic Dev. Corp.,
         Pollution Control Rev., Champion
         International Corp. Proj.,
         5.85%, 2018                         75                  71
-------------------------------------------------------------------
Environmental Protection Program,
         Gen. Oblg., 5.40%, 2019            100                  93
-------------------------------------------------------------------
Fitzgerald Public Schools,
         Gen. Oblg., 5.125%, 2016            20                  18
-------------------------------------------------------------------
Genesee School District,
         Gen. Oblg., 5.75%, 2017            120                 117
-------------------------------------------------------------------
Grand Haven, Electric System Rev.,
         5.25%, 2013 and 2016                90                  83
-------------------------------------------------------------------
Greenville Public Schools, Gen. Oblg.,
         5.75%, 2013 and 2024               105                 103
-------------------------------------------------------------------
Gull Lake Community Schools,
         Gen. Oblg., 5.25%, 2021              5                   5
-------------------------------------------------------------------
Hanover-Horton School District,
         Gen. Oblg., 5.50%, 2020            100                  96
-------------------------------------------------------------------
Housing Dev. Auth., Limited Oblg. Rev.,
         Green Hill Project, 5.45%, 2011     20                  19
-------------------------------------------------------------------
Kalamazoo Hospital Finance Auth.,
         Hospital Rev., Borgess Medical
         Center, 5.25%, 2017                 85                  78
-------------------------------------------------------------------
L'Anse Creuse Public Schools,
         Gen. Oblg., 5.50%, 2014             20                  19
-------------------------------------------------------------------
Lansing, Sewage Disposal System
         Rev., 5.85%, 2014                  100                 100
-------------------------------------------------------------------
Marquette Area Public Schools,
         Gen. Oblg., 5.25%, 2014             20                  19
-------------------------------------------------------------------
Michigan Trunk Line, Rev., 5.50%, 2021      110                 102
-------------------------------------------------------------------
Monroe County, Pollution Control
         Rev., 6.55%, 2024                  100                 104
-------------------------------------------------------------------
Municipal Bond Auth.:
         Local Government Bond Auth.,
         Rev., 6.00%, 2013                   10                  10
         Local Government Loan Program,
         Rev., 5.75%, 2014                   70                  69
         State Revolving Fund,
         Rev., 6.50%, 2014                   15                  16
-------------------------------------------------------------------
North Branch Area Schools,
         Gen. Oblg., 5.375%, 2021             5                   5
-------------------------------------------------------------------
Oakland County, Drainage District,
         Rev., 6.40%, 2016                   15                  16
-------------------------------------------------------------------
Portage Public Schools,
         Gen. Oblg., 5.625%, 2019            40                  39
-------------------------------------------------------------------
Public Power Agency, Belle River Project,
         Rev., 5.00%, 2019                  100                  87
-------------------------------------------------------------------
Reeths Puffer School District,
         Gen. Oblg., 6.00%, 2025            100                 101
-------------------------------------------------------------------


Portfolio of Investments

                                        PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------
Regents of the University of Michigan:
         Hospital Rev., 5.50%, 2021        $ 15             $ 14
         Major Capital Projects
         Student Fee Bonds, 5.50%, 2013      10               10
----------------------------------------------------------------
Rockford Public Schools,
         Gen. Oblg., 5.875%, 2019            25               24
----------------------------------------------------------------
St. Clair County, Water Supply
         System No. VII, Ira Township
         Bonds, Gen. Oblg., 5.25%, 2018      15               14
----------------------------------------------------------------
St. Clair Shores, Health Care  Rev.,
         Bon Secours Health
         System Proj., 6.00%, 2027           15               15
----------------------------------------------------------------
State Building Auth., Rev., 6.25%, 2020      95               96
----------------------------------------------------------------
State Hospital Finance Auth.:
         Hospital Rev., Oakwood Hospital
         Obligated Group, 5.50% and
         5.625%, 2013 and 2018              115              109
         Hospital Rev., St. John Hospital,
         5.75%, 2016                        100               98
----------------------------------------------------------------
State Housing Dev. Auth., Rental Housing
         Rev., 5.75%, 2014                   15               15
----------------------------------------------------------------
Strategic Fund, Limited Oblg., Rev.,
         Detroit Edison Company
         Pollution Control Project,
         6.20%, 2025                        100              101
----------------------------------------------------------------
University of Puerto Rico,
         University System
         Rev., 5.25%, 2025                   80               73
----------------------------------------------------------------
Wayne County, Airport Rev.,
         Detroit Metropolitan Wayne
         County Airport, 6.125%, 2024        20               20
----------------------------------------------------------------
Wayne State University Board of
         Governors, Gen. Rev.,
         5.65%, 2015                        100               98
----------------------------------------------------------------
West Ottawa Public Schools,
         Gen. Oblg., 6.00%, 2020             25               25
----------------------------------------------------------------
Western Michigan University,
         Board of Trustees,
         Gen. Rev., 6.125%, 2022             30               30
----------------------------------------------------------------
Wyandotte, Electric Rev., 6.250%, 2017       45               46
----------------------------------------------------------------
Puerto Rico Commonwealth:
         Electric Power Auth.,
         Rev., 6.125%, 2021                 100              101
         Gen. Oblg., 5.50%, 2009             15               15
         Housing Rev., 6.25%, 2029           30               30
----------------------------------------------------------------
Virgin Islands Public Finance Auth.,
         Government Dev. Program,
         Rev., 7.25%, 2018                  100              106
----------------------------------------------------------------
TOTAL INVESTMENTS--95.4%
(COST: $2,896)                                             2,937
----------------------------------------------------------------
CASH AND OTHER ASSETS,
         LESS LIABILITIES--4.6%                              142
----------------------------------------------------------------
NET ASSETS--100%                                           $3,079

Note to Portfolio of Investments

Based on the cost of investments of $2,896,000 for federal income tax purposes at August 31, 1995, the aggregate gross unrealized appreciation was $49,000, the aggregate gross unrealized depreciation was $8,000 and the net unrealized appreciation of investments was $41,000.

See accompanying Notes to Financial Statements.

                                                        Portfolio of Investments

OHIO TAX-FREE INCOME FUND
August 31, 1995
(DOLLARS IN THOUSANDS)

                                                                                            PRINCIPAL AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL       Batavia Local School District,
OBLIGATIONS        Gen. Oblg., 7.00%, 2014                                                           $   500              $   566
                -------------------------------------------------------------------------------------------------------------------
                Building Auth.:
                   Administrative Building Funds Proj.,
                       Rev., 5.50% and 6.30%, 2012 and 2011                                              265                  268
                   Adult Correctional Building Fund Proj.,
                       Rev., 6.125%, 2012                                                                310                  317
                   James A. Rhodes State Office Tower,
                       Rev., 6.25%, 2011                                                                 215                  221
                   Juvenile Correctional Building Proj.,
                       Rev., 6.60%, 2014                                                                 200                  215
                -------------------------------------------------------------------------------------------------------------------
                Cambridge, Water System Rev., 5.50%, 2015                                                550                  532
                -------------------------------------------------------------------------------------------------------------------
                Canton Waterworks, Gen. Oblg., 5.85%, 2015                                               300                  303
                -------------------------------------------------------------------------------------------------------------------
                Cleveland, Airport System Improvement,
                   Rev., 5.75%, 2015                                                                     750                  739
                -------------------------------------------------------------------------------------------------------------------
                Cleveland Public Power, First Mortgage,
                   Rev., 7.00%, 2017                                                                     750                  830
                -------------------------------------------------------------------------------------------------------------------
                Cleveland, Waterworks Improvement,
                   First Mortgage, Rev., 5.50% and 6.25%,
                   2013 and 2015                                                                         895                  911
                -------------------------------------------------------------------------------------------------------------------
                Columbus Municipal Airport Auth., Rev.,
                   6.00%, 2014                                                                           750                  755
                -------------------------------------------------------------------------------------------------------------------
                Crawford County, Gen. Oblg., 6.75%, 2019                                                 700                  768
                -------------------------------------------------------------------------------------------------------------------
                Cuyahoga County:
                   Fairview General Hospital, Rev., 5.50%, 2014                                          500                  461
                   Merida Health System, Rev., 6.25%, 2014                                               950                  967
                   Multi-Family Housing, Rev., 6.50%, 2020                                             1,000                1,000
                -------------------------------------------------------------------------------------------------------------------
                Delaware County:
                   Gen. Oblg., 5.25%, 2015                                                               320                  298
                   School District, Gen. Oblg., 5.20%, 2016                                            1,000                  931
                -------------------------------------------------------------------------------------------------------------------
                Fayette County, Gen. Oblg., 5.90%, 2013                                                  200                  193
                -------------------------------------------------------------------------------------------------------------------
                Franklin County:
                   Convention Facilities Auth., Tax and Lease
                       Rev., 5.85%, 2019                                                                 150                  150
                   Riverside United Methodist Hospital Proj.,
                       Rev., 5.75%, 2012 and 2020                                                        900                  874
                -------------------------------------------------------------------------------------------------------------------
                Green Springs, Health Care Facility,
                   St. Francis Healthcare, Rev., 7.00%, 2014                                             400                  403
                -------------------------------------------------------------------------------------------------------------------
                Higher Educational Facility:
                   Dayton University, Rev., 6.60%, 2017                                                  430                  459
                   Dominican College, Rev., 6.625%, 2014                                                 600                  621
                   Oberlin College Proj., Rev., 5.375%, 2015                                             750                  704
                -------------------------------------------------------------------------------------------------------------------
                Highland Heights, Gen. Oblg., 6.15%, 2012                                                145                  148
                -------------------------------------------------------------------------------------------------------------------
                Housing Finance Agcy., Single Family Mortgage,
                   Rev., 7.85%, 2021                                                                     365                  388
                -------------------------------------------------------------------------------------------------------------------
                Lake County, Hospital Facility, Rev., 5.375%, 2010                                       850                  827
                -------------------------------------------------------------------------------------------------------------------
                Lakeview Local School District,
                   Gen. Oblg., 6.90%, 2014                                                               700                  777
                -------------------------------------------------------------------------------------------------------------------
                Lorrain, Gen. Oblg., 5.65%, 2015                                                         175                  171
                -------------------------------------------------------------------------------------------------------------------
                Lucas County:
                   Public Improvement Water Utility,
                       Rev., 6.05%, 2013                                                                 130                  133
                   St. Vincent Medical Center, Rev., 5.375% and 5.45%,
                       2017 and 2014                                                                     800                  758
                -------------------------------------------------------------------------------------------------------------------
                Marion County Health Care Facilities Refunding and
                   Improvement, United Church Homes Proj.,
                   Rev., 6.30% and 6.375%, 2015 and 2010                                                 700                  666
                -------------------------------------------------------------------------------------------------------------------


Portfolio of Investments


                                                                                            PRINCIPAL AMOUNT                 VALUE
                -------------------------------------------------------------------------------------------------------------------
                Muskingum County, Franciscan Health
                   Advisory Services, Inc., Rev., 7.50%, 2012                                        $    30              $    31
                -------------------------------------------------------------------------------------------------------------------
                Napoleon, Health Care Facility, Lutheran
                   Orphans' and Old Folks' Home Society,
                   Rev., 6.875%, 2023                                                                    495                  521
                -------------------------------------------------------------------------------------------------------------------
                North Royalton City School District,
                   Gen. Oblg., 6.10%, 2019                                                               500                  513
                -------------------------------------------------------------------------------------------------------------------
                Northeast Ohio Regional Sewer District,
                   Wastewater Improvement, Rev., 6.50%, 2016                                             800                  837
                -------------------------------------------------------------------------------------------------------------------
                Olentangy Local School District,
                   Gen. Oblg., 5.85% and 6.35%, 2007 and 2017                                            550                  576
                -------------------------------------------------------------------------------------------------------------------
                Olmstead Falls Schoool District,
                   Gen Oblg., 6.85%, 2011                                                                250                  281
                -------------------------------------------------------------------------------------------------------------------
                St. Henry Consolidated Local School District,
                   Gen. Oblg., 5.25%, 2019                                                               400                  371
                -------------------------------------------------------------------------------------------------------------------
                State Turnpike, Rev., 5.45%, 2011                                                        750                  739
                -------------------------------------------------------------------------------------------------------------------
                State Water Dev. Auth., Rev., 6.15%, 2023                                              1,000                1,024
                -------------------------------------------------------------------------------------------------------------------
                Sandusky County, Gen. Oblg., 6.20%, 2013                                                 500                  522
                -------------------------------------------------------------------------------------------------------------------
                Shawnee State University, General Receipts,
                   Rev., 6.00%, 2014                                                                     200                  204
                -------------------------------------------------------------------------------------------------------------------
                City of Springdale, Hospital Facilities First
                   Mortgage, Southwestern Ohio Seniors
                   Services, Rev., 6.00%, 2018                                                           750                  669
                -------------------------------------------------------------------------------------------------------------------
                Toledo, Gen. Oblg., 6.10% and 6.35%,
                   2014 and 2025                                                                       1,250                1,280
                -------------------------------------------------------------------------------------------------------------------
                Trumbull County Sewer Improvement,
                   Gen. Oblg., 6.20%, 2014                                                               500                  519
                -------------------------------------------------------------------------------------------------------------------
                Tuscarawas Valley Local School District,
                   Gen. Oblg., 6.60%, 2015                                                               365                  396
                -------------------------------------------------------------------------------------------------------------------
                University, General Receipt, Rev., 5.00%
                   2013 and 2018                                                                       1,500                1,357
                -------------------------------------------------------------------------------------------------------------------
                University of Cincinnati, General Receipt,
                   Rev., 5.15%, 2014                                                                     455                  414
                -------------------------------------------------------------------------------------------------------------------
                Warren County, Sewer District, Rev., 5.45%, 2015                                         175                  169
                -------------------------------------------------------------------------------------------------------------------
                Youngstown, Gen. Oblg., 6.125%, 2014                                                     110                  113
                -------------------------------------------------------------------------------------------------------------------
                Puerto Rico:
                   Electric Power Auth., Rev., 5.50%, 2025                                               750                  697
                   Finance Agcy., Rev., 6.00%, 2014                                                      750                  763
                   Housing  and Finance Agcy., Rev., 6.25%, 2029                                       1,000                1,006
                   Medical and Environmental Control Facilities,
                       Rev., 6.25%, 2032                                                                 400                  405
                -------------------------------------------------------------------------------------------------------------------
                Virgin Islands Public Finance Auth.,
                   Rev., 7.25%, 2018                                                                    225                   238
                ===================================================================================================================
                TOTAL OBLIGATIONS -- 98.6%
                (COST: $30,007)                                                                                            30,999
                ===================================================================================================================
                MONEY MARKET INSTRUMENTS -- 1.2%
                YIELD -- 3.40%
                DUE -- SEPTEMBER 1995
                (COST: $400)                                                                             400                  400
                ===================================================================================================================
                TOTAL INVESTMENT -- 99.8%
                (COST: $30,407)                                                                                            31,399
                ===================================================================================================================
                CASH AND OTHER ASSETS, LESS LIABILITIES -- .2%                                                                 51
                ===================================================================================================================
                NET ASSETS -- 100%                                                                                        $31,450
                ===================================================================================================================

NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $30,407,000 for federal income tax purposes at August 31, 1995, the aggregate gross unrealized appreciation was $1,137,000, the aggregate gross unrealized depreciation was $145,000 and the net unrealized appreciation of investments was $992,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

TEXAS TAX-FREE INCOME FUND
August 31, 1995
(Dollars in thousands)


                                                      PRINCIPAL AMOUNT   VALUE
------------------------------------------------------------------------------
MUNICIPAL
OBLIGATIONS    Abilene Higher Education Facilities Corp.,
                 Abilene Christian University Proj.,
                 Rev., 6.25%, 2011                            $  300    $  303
               ---------------------------------------------------------------
               Aldine Independent School District,
                 Harris County,  Gen. Oblg., 5.50%, 2016         300       283
               ---------------------------------------------------------------
               Amarillo, Gen. Oblg., 5.125%, 2015                350       322
               ---------------------------------------------------------------
               Austin Airport, Rev., 6.20%, 2015                 585       590
               ---------------------------------------------------------------
               Austin Combined Utility Systems,
                 Rev., zero coupon, 2010                        1,200      500
               ---------------------------------------------------------------
               Bexar County Housing Finance Dev. Corp.,
                 Multi-Family Housing, Rev., 6.875%, 2012         250      263
               ---------------------------------------------------------------
               Bexar Metro Water District, Rev., 5.875%, 2022     350      345
               ---------------------------------------------------------------
               Brazos River Auth., Texas Utilities
                 Electric  Company Proj., Rev., 8.125%, 2020      350      388
               ---------------------------------------------------------------
               Cameron County Housing Finance Corp.,
                 Single Family Mortgage, Rev., 6.75%, 2025        500      523
               ---------------------------------------------------------------
               Circle C, Utility System, District
                 Number Three, Rev., 6.50%, 2009                  250      264
               ---------------------------------------------------------------
               Clear Lake City Water Auth., Waterworks
                 and Sewer Combination, Rev. 5.00%, 2013          500      452
               ---------------------------------------------------------------
               Collin County, Jail Facility Financial
                 Corp., Rev., 5.00%, 2013                         400      361
               ---------------------------------------------------------------
               Corpus Christi, Utility System, Rev.,
                 5.25%, 2013                                      300      280
               ---------------------------------------------------------------
               Dallas-Fort Worth International Airport,
                 Rev., 5.625%, 2015                               500      483
               ---------------------------------------------------------------
               Dallas, Waterworks and Sewer System,
                 Rev., 5.25%, 2013 and 2014                       460      428
               ---------------------------------------------------------------
               Denton County, Gen. Oblg., 5.00%, 2012             405      374
               ---------------------------------------------------------------
               Denton, Utility System, Rev., 6.50%, 2009          150      160
               ---------------------------------------------------------------
               Ector County Hospital District, Rev.,
                 7.30%, 2012                                      450      479
               ---------------------------------------------------------------
               Fort Bend County Levee Improvement District
                 Number 2, Unlimited Tax Levee Improvement,
                 Gen. Oblg., 6.625%, 2008                         200      212
               ---------------------------------------------------------------
               Georgetown Higher Education Finance Corp.,
                 Southwestern University Proj., Rev.,
                 6.30%, 2014                                      500      508
               ---------------------------------------------------------------
               Harris County:
                 Health Facilities Dev. Corp., St. Luke's
                 Episcopal Hospital Proj., Rev.,
                 6.75%, 2021                                      120      125
               Hospital District Mortgage, Rev.,
                 7.40%, 2010                                       60       70
               Road And Permanent Improvement,
                 Rev., 5.125%, 2011                               200      188
               Toll Road Senior Lien, Rev., 5.00%, 2016           350      315
               ---------------------------------------------------------------
               Housing Agcy., Single Family Mortgage,
                 Rev., 7.15%, 2012                                 85       90
               ---------------------------------------------------------------
               Houston, Higher Education Finance Corp.,
                 University of St. Thomas Proj., Rev.,
                 7.25%, 2007                                      300      317
               ---------------------------------------------------------------
               Lockhart Correctional Facilities Financing
                 Corp., Rev., 6.625%, 2012                        200      211
               ---------------------------------------------------------------
               Lower Colorado River Auth., Junior Lien,
                 Rev., 5.25%, 2015                                150      141
               ---------------------------------------------------------------
               Lower Neches Valley, Industrial Dev. Corp.,
                 Mobil Oil, Rev., 6.40%, 2030                     250      251
               ---------------------------------------------------------------
               Lubbock, Gen. Oblg., 4.00%, 2011                   300      243
               ---------------------------------------------------------------
               Lubbock Health Facilities Dev. Corp.,
                 Methodist Hospital, Rev., 5.25%, 2019            600      546
               ---------------------------------------------------------------

                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------
                  Matagorda County, Navigation District:
                    Number 1, Pollution Control, Rev.,
                    Central Power and Light, 7.875%, 2016          $  110   $   116
                    Houston Power and Light, 7.875%, 2016             100       104
                -------------------------------------------------------------------
                  North Central Health Facilities Dev. Corp.,
                    Presbyterian Healthcare Systems,
                    Rev., 6.625%, 2011                                100       104
                -------------------------------------------------------------------
                  Port Arthur, Gen. Oblg., 5.50%, 2014                150       144
                -------------------------------------------------------------------
                  Public Financing Auth., Gen. Oblg.,
                    zero coupon and 7.00%, 2009 and 2012            1,243       725
                -------------------------------------------------------------------
                  San Antonio, Electric and Gas, Rev., 5.00%,
                    2014                                              250       224
                -------------------------------------------------------------------
                  Socorro Independent School District,
                    Gen. Oblg., 6.625%, 2013                           90        94
                -------------------------------------------------------------------
                  Southern University, Board of Regents,
                    Consolidated Rev., 5.00%, 2013                    200       180
                -------------------------------------------------------------------
                  Spring Independent School District,
                    Gen. Oblg., 6.375%, 2016                          400       414
                -------------------------------------------------------------------
                  Titus County Hospital District, Improvement,
                    Rev., 6.125%, 2013                                500       479
                -------------------------------------------------------------------
                  Travis County Housing Finance Corp.:
                    Gen. Oblg., 6.75%, 2009                            75        84
                    Residential Mortgage, Senior Rev.,
                    7.00%, 2011                                       275       296
                    Single Family Mortgage, Rev., 6.75%, 2014         130       137
                -------------------------------------------------------------------
                  Trinity River Auth., Denton Creek
                    Wastewater System, Rev., 6.45%, 2015              390       407
                -------------------------------------------------------------------
                  Turnpike Auth., Dallas North Tollway,
                    Rev., 5.00%, 2020                                 515       457
                -------------------------------------------------------------------
                  Waco Health Facilities Dev. Corp.,
                    Hillcrest Baptist Medical Center Proj.,
                    Rev., 7.125%, 2014                                 90       100
                -------------------------------------------------------------------
                  Water Dev., Gen. Oblg., 5.25%, 2020                 500       452
                -------------------------------------------------------------------
                  TOTAL INVESTMENTS--97.7%
                  (COST: $14,122)                                            14,532
                -------------------------------------------------------------------
                  CASH AND OTHER ASSETS, LESS LIABILITIES--2.3%                 345
                -------------------------------------------------------------------
                  NET ASSETS--100%                                          $14,877
                -------------------------------------------------------------------


NOTE TO PORTFOLIO OF INVESTMENTS


Based on the cost of investments of $14,122,000 for federal income tax purposes at August 31, 1995, the aggregate gross unrealized appreciation was $461,000, the aggregate gross unrealized depreciation was $51,000 and the net unrealized appreciation of investments was $410,000.

See accompanying Notes to Financial Statements.

                     Kemper State Tax-Free Income Series


                           Portfolio of Investments


                         Florida Tax-Free Income Fund
                       New Jersey Tax-Free Income Fund
                        New York Tax-Free Income Fund
                      Pennsylvania Tax-Free Income Fund

PORTFOLIO OF INVESTMENTS

FLORIDA TAX-FREE INCOME FUND
August 31, 1995
(Dollars in thousands)

                                                                                       PRINCIPAL AMOUNT     VALUE
===================================================================================================================
ADVANCE                 Dunedin, Mease Health Care, Rev., 6.75%,
REFUNDED                  to be called 11-15-11 @ 114                                     $  750           $  856
OBLIGATIONS             -------------------------------------------------------------------------------------------
SECURED AS TO           Jacksonville Health Facilities Auth.,
PRINCIPAL AND             Memorial Medical Center Proj., Rev., 6.75%
INTEREST BY               to be called 05-01-11 @ 113                                      2,000            2,263
OBLIGATIONS             -------------------------------------------------------------------------------------------
OF THE                  Volusia County Health Facilities Auth.,
UNITED STATES             Memorial Health Systems, Hospital Facilities
GOVERNMENT                Rev., 8.25%, to be called 6-01-20 @ 116                          1,940            2,265
                        -------------------------------------------------------------------------------------------
                        West Palm Beach Community ReDev. Agcy.,
                          Rev., 6.75%, to be called 3-01-10 @ 112                          1,025            1,153
                        ===========================================================================================
                        TOTAL ADVANCE REFUNDED OBLIGATIONS--5.6%                                            6,537

-------------------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL         Board of Education, Public Education Capital
OBLIGATIONS               Outlay, Rev., 5.25% and 7.25%, 2014 and 2023                     4,890            4,624
                        -------------------------------------------------------------------------------------------
                        Broward County:
                          North Site Proj., Resource Recovery Rev., 7.95%, 2008              915            1,025
                          School District, Gen. Oblg., 6.00%, 2007                         4,000            4,214
                          South Site Proj., Resource Recovery Rev., 7.95%, 2008              970            1,087
                        -------------------------------------------------------------------------------------------
                        Charlotte County, Utility System, Rev.,
                          5.25% and 6.75%,  2021 and 2013                                  2,250            2,103
                        -------------------------------------------------------------------------------------------
                        Dade City Governmental Leasing Corp.,
                          Department of Health and Rehabilitative
                          Services, Rev., 9.00%, 2020                                      1,025            1,105
                        -------------------------------------------------------------------------------------------
                        Dade County:
                          Housing Finance Auth., Single Family Mortgage,
                            Rev., 7.25%, 2023                                                370              391
                          Public Facilities, Jackson Memorial Hospital,
                            Rev., 4.875%, 2015                                             3,500            3,070
                          School District, Gen. Oblg., 5.00%, 2013                         3,115            2,846
                        -------------------------------------------------------------------------------------------
                        Department of Natural Resources,
                          Rev., 6.75%, 2013                                                1,000            1,079
                        -------------------------------------------------------------------------------------------
                        Department of Transportation, Turnpike Auth.,
                          Rev., 5.00%, 2014                                                1,750            1,598
                        -------------------------------------------------------------------------------------------
                        Dunedin City, Utility System Rev., 4.50%, 2014                     1,770            1,495
                        -------------------------------------------------------------------------------------------
                        Duval County Housing Finance Auth.,
                          GNMA Mortgage-Backed Securities Program,
                          Single Family Mortgage Rev., 7.25%, 2019                           550              581
                        -------------------------------------------------------------------------------------------
                        Escambia County Housing Finance Auth.,
                          Multi-County Program, Single Family
                          Mortgage Rev., 6.90%, 2020 and 2021                              2,805            2,934
                        -------------------------------------------------------------------------------------------
                        Gainesville, Utility System Rev., 6.50%, 2010                      1,370            1,525
                        -------------------------------------------------------------------------------------------
                        Halifax Hospital Medical Center,
                          Hospital Rev., 6.75%, 2006                                       3,475            3,823
                        -------------------------------------------------------------------------------------------
                        Hillsborough County:
                          Aviation Auth.,Tampa International Airport,
                            Rev., 6.90%, 2011                                              1,250            1,356
                          Housing Finance Auth., Single Family Mortgage
                            Rev., 7.30%, 2022                                                345              365
                          Utility Rev., 7.00%, 2014                                        1,325            1,391
                        -------------------------------------------------------------------------------------------
                        Housing Finance Agcy., GNMA Collateralized
                          Home Ownership, Rev., 7.90%, 2022                                1,480            1,593
                        -------------------------------------------------------------------------------------------
                        Jacksonville:
                          Capital Improvement, Rev., 5.50%, 2019                           1,500            1,425
                          Electric Auth., Saint Johns River Power Park System,
                            Rev., 5.25% and 5.50%, 2013 and 2021                           2,500            2,361
                          Health Facilities Auth., Daughters of Charity,
                            Rev., 5.00%, 2015                                              1,700            1,530
                        -------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

                                                                                      PRINCIPAL AMOUNT      VALUE
===================================================================================================================
                        Kissimmee Utilities Auth., Electric System
                          Improvement and Rev., 5.25%, 2018                               $3,215           $2,957
                        -------------------------------------------------------------------------------------------
                        Lake City,  Utilities Rev., 5.00%, 2018                            2,000            1,778
                        -------------------------------------------------------------------------------------------
                        Lake County:
                          NRG/Recovery Group Proj.,Resource Recovery
                            Rev., 5.95%, 2013                                              3,120            2,939
                          Village Center Community Dev. District
                            Utility Rev., 5.00%, 2013                                      2,500            2,282
                        -------------------------------------------------------------------------------------------
                        Leesburg, Regional Medical Center Proj.,
                          Hospital Rev., 5.70%, 2018                                       1,000              916
                        -------------------------------------------------------------------------------------------
                        Manatee County:
                          Gen. Oblg., 4.75%, 2013                                          1,000              875
                          Public Utilities, Rev., 5.00%, 2013                              2,000            1,826
                        -------------------------------------------------------------------------------------------
                        Martin County, Industrial Dev. Auth.,
                          Indiantown Cogeneration, L.P. Proj.,
                          Rev., 7.875%, 2025                                               2,325            2,581
                        -------------------------------------------------------------------------------------------
                        Miami Beach ReDev. Agcy., City
                          Center/Historic Convention Village, Tax
                          Increment Rev., 5.875%, 2022                                     3,150            2,896
                        -------------------------------------------------------------------------------------------
                        Nassau County, Intermediate Care Facility, Amelia Island Proj.,
                          Rev., 9.75%, 2023                                                  997            1,103
                        -------------------------------------------------------------------------------------------
                        North Miami, Johnson and Wales University
                          Proj., Educational Facilities Rev.,
                          6.10% and 6.125%, 2013 and 2020                                  4,785            4,696
                        -------------------------------------------------------------------------------------------
                        Orange County:
                          Health Facilities Auth., Hospital Rev., 5.25%, 2020              2,000            1,818
                          Housing Finance Auth., Single Family Mortgage,
                            Rev., 6.75%, 2018                                              3,600            3,754
                          Sales Tax  Rev., 5.375%, 2024                                    3,500            3,221
                        -------------------------------------------------------------------------------------------
                        Orlando and Orange County Expressway Auth.,
                          Junior Lien, Rev., 5.95% and 6.50%,
                          2023 and 2012                                                    4,000            4,012
                        -------------------------------------------------------------------------------------------
                        Palm Beach County:
                          Criminal Justice Facilities, Rev., 7.20%, 2015                     110              131
                          Solid Waste Auth., Rev., 8.75%, 2010                               245              268
                        -------------------------------------------------------------------------------------------
                        Pasco County, Solid Waste Disposal and
                          Resource Recovery System, Rev., 7.80%, 2011                        345              384
                        -------------------------------------------------------------------------------------------
                        Pensacola, Health Facilities Auth.,
                         Daughters of Charity, Rev., 5.25%, 2011                           2,200            2,038
                        -------------------------------------------------------------------------------------------
                        Pinellas County, Pollution Control,
                          Florida Power Corp., Rev., 7.20%, 2014                           2,000            2,146
                        -------------------------------------------------------------------------------------------
                        Pinellas Park, Public Improvement
                          Rev., 5.00%, 2018                                                3,805            3,372
                        -------------------------------------------------------------------------------------------
                        St. Petersburg:
                          Excise Tax Rev., 5.00%, 2016                                     3,935            3,528
                          Health Facilities Auth., St. Anthony Health Care Center,
                            Rev., 6.75% and 7.00%, 2021 and 2015                           1,500            1,617
                        -------------------------------------------------------------------------------------------
                        Sarasota, Water and Sewer System,
                          Rev., 4.50%, 2016                                                3,000            2,500
                        -------------------------------------------------------------------------------------------
                        South Florida, Water Management
                          District, 5.25%, 2015                                            1,000              935
                        -------------------------------------------------------------------------------------------
                        Sunrise, Public Facilities,
                          Rev., 6.50%, 2007                                                1,000            1,092
                        -------------------------------------------------------------------------------------------
                        Tampa Sports Auth., Special Purpose
                          Bonds, 5.75%, 2020                                               1,825            1,818
                        -------------------------------------------------------------------------------------------
                        Vero Beach, Electric Rev., 5.375%, 2021                            2,000            1,863
                        -------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

                                                                                      PRINCIPAL AMOUNT      VALUE
===================================================================================================================
                        Puerto Rico Commonwealth, Highway &
                          Transportation Auth., Rev., 5.50%, 2013                         $1,500          $  1,475
                        -------------------------------------------------------------------------------------------
                        Puerto Rico, Electric Power Auth.,
                          Rev., 5.50%, 2025                                                2,000             1,859
                        -------------------------------------------------------------------------------------------
                        Virgin Islands Public Finance Auth.,
                          Gen. Oblg. Rev., 7.25%, 2018                                     2,100             2,220
                        ===========================================================================================
                        TOTAL OTHER MUNICIPAL OBLIGATIONS--92.4%                                           108,421
                        ===========================================================================================
                        TOTAL OBLIGATIONS--98.0%
                        (COST: $110,766)                                                                   114,958
                        ===========================================================================================
                        MONEY MARKET INSTRUMENTS--1.3%
                        YIELD--3.60%
                        DUE--SEPTEMBER 1995
                        (COST: $1,500)                                                     1,500             1,500
                        ===========================================================================================
                        TOTAL INVESTMENTS--99.3%
                        (COST: $112,266)                                                                   116,458
                        ===========================================================================================
                        CASH AND OTHER ASSETS, LESS LIABILITIES--.7%                                           834
                        ===========================================================================================
                        NET ASSETS--100%                                                                  $117,292
                        ===========================================================================================


NOTE TO PORTFOLIO INVESTMENTS

Based on the cost of investments of $112,266,000 for federal income tax purposes at August 31, 1995, the aggregate gross unrealized appreciation was $5,317,000, the aggregate gross unrealized depreciation was $1,125,000 and the net unrealized appreciation of investments was $4,192,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

NEW JERSEY TAX-FREE INCOME FUND
August 31, 1995
(Dollars in thousands)

                                                                                    PRINCIPAL AMOUNT    VALUE
MUNICIPAL               Atlantic City Board of Education, Gen. Oblg., 6.15%, 2015          $150          $153
OBLIGATIONS             -------------------------------------------------------------------------------------
                        Building Auth., Rev., 5.00%, 2019                                   100            89
                        -------------------------------------------------------------------------------------
                        Cape May County, Municipal Utilities Auth.,
                         Rev., 6.00%, 2011                                                   15            16
                        -------------------------------------------------------------------------------------
                        Chatham Borough, Gen. Oblg., 5.80%, 2015                             32            32
                        -------------------------------------------------------------------------------------
                        Delran Township, Gen. Oblg., 5.90%, 2017                             75            75
                        -------------------------------------------------------------------------------------
                        Economic Dev. Auth.:
                         Market Transition Facility, Rev., 5.875%, 2011                      90            91
                         Natural Gas Facilities, National Gas Company
                           Proj., Rev., 6.25%, 2024                                          35            36
                         Pollution Control, Public Service Electric and
                           Gas Company Proj., Rev., 6.40%, 2032                              90            94
                         Rev., Saint Barnabas Realty Dev. Corp. Proj.,
                           5.25%, 2020                                                        5             5
                         Water Facilities
                           American Water Company Proj., Rev.,
                            5.35%, 2023                                                      95            89
                           Middlesex Water Company Proj., Rev.,
                            5.25%, 2023                                                      15            14
                        -------------------------------------------------------------------------------------
                        Educational Facilities Auth.:
                         Caldwell College, Rev., 7.25%, 2025                                 50            50
                         Jersey City State College, Rev., 6.125%, 2022                       50            51
                         Rider College, Rev., 6.20%, 2017                                   115           118
                        -------------------------------------------------------------------------------------
                        Essex County, Improvement Auth., Rev.,
                         5.50% and 7.00%, 2020 and 2024                                      50            51
                        -------------------------------------------------------------------------------------
                        Evesham, Municipal Utilities Auth., Rev.,
                         5.55%, 2018                                                         40            39
                        -------------------------------------------------------------------------------------
                        Great Meadows Regional School District,
                         Gen. Oblg., 5.90%, 2018                                            150           150
                        -------------------------------------------------------------------------------------
                        Health Care Facilities Financing Auth.:
                         Atlantic City Medical Center, Rev., 6.80%, 2011                    150           157
                         Dover General Hospital and Medical Center,
                           Rev., 5.875%, 2012                                               165           167
                         Hackensack Medical Center, Rev., 6.625%, 2017                       15            16
                         Jersey Shore Medical Center, Rev., 6.25%, 2016                     100           103
                         JFK Health System, Rev., 5.50%, 2023                                70            66
                         Riverview Medical Center, Rev., 5.50%, 2018                         25            24
                         Somerset Medical Center, Rev., 5.20%, 2024                          45            41
                         Southern Ocean County Hospital, Rev.,
                           6.125%, 2013                                                     120           116
                        -------------------------------------------------------------------------------------
                        Housing and Mortgage Finance Agcy., Home Buyer
                         Program, Rev., 5.375% to 6.35%, 2025 through 2027                  200           190
                        -------------------------------------------------------------------------------------
                        Jersey City, Gen. Oblg., 6.60%, 2011                                 40            43
                        -------------------------------------------------------------------------------------
                        Lacey, Municipal Utilities Auth., 5.50%, 2019                       130           125
                        -------------------------------------------------------------------------------------
                        Lower Cape May, Gen. Oblg., 5.80%, 2014                              40            40
                        -------------------------------------------------------------------------------------
                        Monroe Township, Gloucester County, Gen. Oblg.,
                         5.20%, 2015                                                        125           118
                        -------------------------------------------------------------------------------------
                        Monroe Township, Middlesex County, Municipal
                         Utilities Auth., Rev., 5.50%, 2017                                  60            58
                        -------------------------------------------------------------------------------------
                        Newark, Gen. Oblg., 5.875% and 6.00%,
                         2010 and 2015                                                      105           106
                        -------------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS

                                                                                         PRINCIPAL AMOUNT    VALUE
                        North Brunswick Township, Gen. Oblg.,
                         6.10% and 6.30%, 2010 and 2015                                        $  135        $141
                        -----------------------------------------------------------------------------------------
                        Passaic County, Gen. Oblg., 5.00%, 2017                                    45          41
                        -----------------------------------------------------------------------------------------
                        Passaic Valley, Sewerage Commissioners,
                         5.75% and 5.875%, 2015 and 2022                                          150         149
                        -----------------------------------------------------------------------------------------
                        Paulsboro Borough, Gen. Oblg., 5.80%, 2014                                 15          15
                        -----------------------------------------------------------------------------------------
                        Perth Amboy, Gen. Oblg., 5.40%, 2018                                       50          47
                        -----------------------------------------------------------------------------------------
                        Port Auth. of New York and New Jersey, Rev.,
                         5.00% to 5.25%, 2011 through 2021                                        190         175
                        -----------------------------------------------------------------------------------------
                        Rutgers State University, Rev., 5.25%, 2015                                15          14
                        -----------------------------------------------------------------------------------------
                        Salem County, Pollution Control Financing
                         Auth., Public Service Electric and Gas Company
                           Proj., Rev., 5.55%, 2033                                                90          85
                        -----------------------------------------------------------------------------------------
                        Sports and Exposition Auth., 6.00%, 2013                                  100         102
                        -----------------------------------------------------------------------------------------
                        Spotswood Borough, Gen. Oblg., 5.70%, 2015                                110         111
                        -----------------------------------------------------------------------------------------
                        Turnpike Auth., Rev., 6.50%, 2016                                         200         216
                        -----------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth:
                         Electric Power Auth., Rev., 6.125%, 2021                                 200         201
                         Gen. Oblg., 5.25%, 2018                                                   55          51
                         Highway and Transportation Auth., Rev., 5.50%, 2019                      100          96
                         Housing and Finance Agcy., Rev., 6.25%, 2029                              90          91
                         Tourist Educational, Medical and Environmental
                           Control Facilities, Pila Hospital Proj., Rev., 6.25%, 2032             100         101
                        -----------------------------------------------------------------------------------------
                        Virgin Islands Public Finance Auth., Matching Fund
                         Loan, Rev., 7.25%, 2018                                                   75          79
                        =========================================================================================
                        TOTAL INVESTMENTS--98.4%
                        (COST: $4,184)                                                                      4,238
                        =========================================================================================
                        CASH AND OTHER ASSETS, LESS LIABILITIES--1.6%                                          71
                        =========================================================================================
                        NET ASSETS--100%                                                                   $4,309
                        =========================================================================================


NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $4,184,000 for federal income tax purposes at August 31, 1995, the aggregate gross unrealized appreciation was $61,000, the aggregate gross unrealized depreciation was $7,000 and the net unrealized appreciation of investments was $54,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

NEW YORK TAX-FREE INCOME FUND
August 31, 1995
(Dollars in thousands)

                                                                                PRINCIPAL AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------
ADVANCE                 Battery Park City Auth., Rev., 8.625%, to be called
REFUNDED                 06-01-05 @ 100                                              $    10          $    13
OBLIGATIONS             -------------------------------------------------------------------------------------
SECURED AS TO           Dormitory Auth., State University Educational
PRINCIPAL AND            Facilities, Rev., 7.25%, to be called
INTEREST BY              05-15-02 @ 102                                                  155              182
OBLIGATIONS             -------------------------------------------------------------------------------------
OF THE                  Medical Care Facilities Finance Agency, Hospital
UNITED STATES            and Nursing Home, Rev., 7.70%, to be called
GOVERNMENT               08-15-00 @ 102                                                4,000            4,658
                        -------------------------------------------------------------------------------------
                        Medical Care, St. Marty Hospital, Rev., 8.25%,
                         to be called 11-01-99 @ 100                                      50               51
                        -------------------------------------------------------------------------------------
                        Mortgage Agency, Homeowner Mortgage, Rev.,
                         8.25%, to be called 04-14-99 @ 102                              330              330
                        -------------------------------------------------------------------------------------
                        Niagara Falls Bridge Commission, Toll Bridge
                         System, Rev., 6.30%, to be called 10-01-02 @ 102              2,450            2,752
                        -------------------------------------------------------------------------------------
                        Power Auth. Electrical, Gen. Purpose, Rev., 8.00%,
                         to be called 01-01-98 @ 102                                   5,320            5,876
                        =====================================================================================
                        TOTAL ADVANCE REFUNDED OBLIGATIONS--4.4%                                       13,862

-------------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL         Babylon, Suffolk County, Gen. Oblg.,
OBLIGATIONS              5.875%, 2009                                                  1,075            1,101
                        -------------------------------------------------------------------------------------
                        Battery Park City Auth., Rev., 5.00% and
                         5.25%, 2013 and 2017                                         12,735           11,354
                        -------------------------------------------------------------------------------------
                        Buffalo and Fort Erie Public Bridge Auth.,
                         Toll Bridge System, Rev., 5.75%, 2025                         7,200            7,059
                        -------------------------------------------------------------------------------------
                        Buffalo Municipal Water Finance Auth.,
                         Water System, Rev., 5.00%, 2012 and 2025                      4,900            4,434
                        -------------------------------------------------------------------------------------
                        Clifton Park Water Auth., Water System, Rev.,
                         5.00%, 2014 and 2018                                          3,250            2,940
                        -------------------------------------------------------------------------------------
                        Dormitory Auth.:
                         City University System, Rev.,
                           5.759% and 7.00%, 2009 and 2018                             4,450            4,661
                         Cornell University, Rev., 7.375%, 2020                        2,000            2,213
                         Fordham University, Rev., 7.20%, 2015                           790              883
                         Ideal Senior Living Center, Rev., 7.625%, 2028                  400              442
                         Judicial Lease Facility, Rev., 7.375%, 2016                     120              147
                         Menorah Campus Inc., Rev., 7.30% and 7.40%,
                           2016 and 2031                                               3,870            4,299
                         Mount Sinai School of Medicine, Rev., 5.15%, 2024             6,000            5,395
                         Special Art School Districts Program, Rev.,
                           7.00%, 2013                                                 1,300            1,418
                         State University Educational Facilities, Rev.,
                           5.50% to 7.50%, 2010 through 2019                           5,500            5,688
                         St. Vincents Hospital and Medical Center,
                           Rev., 7.375%, 2011                                          2,500            2,809
                        -------------------------------------------------------------------------------------
                        Dutchess County Resource Recovery Agency, Solid
                         Waste Mgmt. System, Rev., 7.50%, 2009                         2,000            2,236
                        -------------------------------------------------------------------------------------
                        Energy Research and Dev. Auth.:
                         Brooklyn Union Gas Company, Rev., 5.60% to
                           7.125%, 2020 and 2025                                      10,325            9,938
                         Commonwealth Edison Company,  Rev., 5.25%
                           and 5.375%, 2020 and 2022                                   8,100            7,400
                         Consolidated Edison Company of New York, Inc.,
                           Rev., 6.10% to 7.75%, 2020 through 2025                     9,900           10,372
                         Solid Waste Disposal, Rev., 5.70%, 2028                       2,000            1,895
                        -------------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS


                                                                                PRINCIPAL AMOUNT       VALUE
                        Environmental Facilities Corp.:
                         Huntington Resource Recovery Proj., Rev.,
                           7.50%, 2012                                               $ 3,745          $ 4,188
                         Spring Valley Water Co., Inc., Water Facilities
                           Rev., 5.65%, 2023                                           7,700            7,295
                         State Water Pollution Control, Revolving
                           Fund Rev., 6.50% and 7.25%, 2010 and 2014                   3,500            3,767
                        -------------------------------------------------------------------------------------
                        Erie County, Gen. Oblg., 5.50% and 5.625%,
                         2020 and 2025                                                 1,700            1,630
                        -------------------------------------------------------------------------------------
                        Grand Central District Mgmt. Association,
                         Business Improvement, Rev., 5.125%, 2014                      4,000            3,589
                        -------------------------------------------------------------------------------------
                        Housing Finance Agcy.:
                         Multi-Family Mortg. Rev., 6.95%, 2012                         1,500            1,594
                         Service Contract Oblg., Rev.,
                           7.25% and 7.30%, 2012                                       4,000            4,323
                         State University Construction, Rev., 8.00%, 2011                200              244
                         West-H.E.L.P. Housing, Rev., 7.55%, 2002                      3,990            4,217
                        -------------------------------------------------------------------------------------
                        Local Government Assistance Corp., Rev.,
                         5.50%, 2017                                                   9,000            8,521
                        -------------------------------------------------------------------------------------
                        Medical Care Facilities Finance Agcy.:
                         Albany Medical Center Hospital, Rev., 8.00%, 2028             1,085            1,206
                         Beth Israel Medical Center, Rev., 5.00%, 2013                 3,750            3,342
                         Booth Silvercrest Nursing Home, Rev., 7.60%, 2029             2,000            2,206
                         Columbian Presbyterian Hospital, Rev., 5.25%, 2014            1,000              932
                         Good Samaritan Hospital, Rev., 7.625%, 2023                   1,000            1,088
                         Hospital and Nurses' Home, Rev., 5.375%, 2025                 3,230            2,965
                         Long Beach Memorial Hospital, Rev., 7.80%, 2025               1,000            1,105
                         Mental Health Service Facilities
                           Improvement, Rev., 5.25% to 7.875%, 2013 through 2023      14,530           14,200
                         Montefiore Medical Center, Rev., 7.25%, 2024                  2,000            2,181
                         Presbyterian Hospital, Rev., 7.875%, 2007                       500              541
                         St. Luke Mortgage, Rev., 5.625%, 2018                         2,625            2,513
                        -------------------------------------------------------------------------------------
                        Mortgage Agency, Homeowner Mortgage,
                         Rev., 5.25% to 8.30%, 2009 through 2022                       9,690            9,798
                        -------------------------------------------------------------------------------------
                        Municipal Assistance Corp. for the City of
                         New York, Rev., 7.625%, 2008                                  4,160            4,655
                        -------------------------------------------------------------------------------------
                        Nassau County, Gen. Oblg., 5.70%, 2013                         1,360            1,361
                        -------------------------------------------------------------------------------------
                        Nassau County, Sewer Districts, Rev.,
                         5.40%, 2012                                                   2,000            1,945
                        -------------------------------------------------------------------------------------
                        New Castle, Public Improvement, Rev.,
                         4.75%, 2009 through 2011                                        925              847
                        -------------------------------------------------------------------------------------
                        New York City, Gen. Oblg., 7.60% to 8.00%,
                         1998 through 2006                                             3,040            3,317
                        -------------------------------------------------------------------------------------
                        New York City Housing Dev. Corp.,
                         Multi-Unit Mortgage, Rev., 7.30%, 2010                        8,800            9,496
                        -------------------------------------------------------------------------------------
                        New York City Municipal Water Finance Auth.,
                         Water and Sewer System, Rev., 5.375% and
                         6.00%,  2019 and 2025                                        11,000           10,594
                        -------------------------------------------------------------------------------------
                        New York City Transit Auth.,
                         Livingston Plaza Proj., Rev., 5.40%, 2018                     8,180            7,733
                        -------------------------------------------------------------------------------------
                        Niagara County, Water Treatment Plant,
                         Gen. Oblg., 7.00% and 7.25%,
                         2011 and 2012                                                 1,215            1,344
                        -------------------------------------------------------------------------------------
                        Niagara Falls Bridge Commission,
                         Toll Bridge System, Rev., 5.25%, 2015                         1,215            1,151
                        -------------------------------------------------------------------------------------
                        Niagara Frontier Transportation Auth.,
                         Greater Buffalo International Airport,
                         Airport Rev., 6.125%, 2014                                    3,000            3,041
                        -------------------------------------------------------------------------------------
                        North Country New York Dev.
                         Auth., Solid Waste Management System,
                         Rev., 6.75%, 2012                                             3,140            3,186
                        -------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL AMOUNT       VALUE
                        North Hempstead, Solid Waste Management
                         Auth., Solid Waste Management,
                         Rev., 5.00%, 2012                                           $  3,375        $  3,122
                        -------------------------------------------------------------------------------------
                        Port Auth. of New York and New Jersey,
                         Consolidation Bonds, Rev., 5.20% to
                         8.00%, 2013 through 2023                                      10,550          10,125
                        -------------------------------------------------------------------------------------
                        Power Auth., General Purpose, Rev., 5.25%, 2018                 5,000           4,634
                        -------------------------------------------------------------------------------------
                        Suffolk County Water Auth., Water System,
                         Rev., 5.00% and 7.375%, 2012 and 2013                          6,170           5,635
                        -------------------------------------------------------------------------------------
                        Sullivan County, Public Improvement,
                         Rev., 4.75%, 2009 and 2010                                     1,770           1,629
                        -------------------------------------------------------------------------------------
                        Syracuse:
                         Public Improvement, Rev., 4.75%, 2014                          2,230           1,929
                         Onondaga County Airport Improvement,
                           Gen. Oblg., 6.00% and 6.125%, 2014                           2,135           2,171
                        -------------------------------------------------------------------------------------
                        Thruway Auth.:
                         General Rev., 5.00%, 2020                                      8,250           7,258
                         Highway and Bridge Trust Fund, 5.50%, 2015                     5,000           4,809
                         Local Highway and Bridge Service Contract,
                           Rev., 7.25%, 2010                                            1,890           2,021
                        -------------------------------------------------------------------------------------
                        Triborough Bridge and Tunnel Auth.,
                         Gen. Purpose Rev., 4.75% to 6.125%,
                         2017 through 2021                                             14,125          13,355
                        -------------------------------------------------------------------------------------
                        Ulster County, Resource Recovery Agency,
                         Solid Waste System, Rev., 5.90% and
                         6.00%, 2007 and 2014                                           4,100           3,982
                        -------------------------------------------------------------------------------------
                        Urban Dev. Corp.:
                         Correctional Facilities, Rev., 5.00% to 5.50%,
                           2017 through 2025                                           12,450          11,439
                         Syracuse University, Center for Science
                           and Technology, Rev., 7.75%, 2008                              200             214
                        -------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Gen.Oblg.,
                         5.00%, 2021                                                    4,200           3,737
                        -------------------------------------------------------------------------------------
                        Virgin Islands Housing Finance Auth.,
                         GNMA Collateralized Home Mortgage,
                         Rev., 8.10%, 2018                                                 75              80
                        -------------------------------------------------------------------------------------
                        Virgin Islands Public Finance Auth.,
                         Matching Fund Loan, Rev., 7.25%, 2018                          7,100           7,505
                        =====================================================================================
                        Total Other Municipal Obligations--94.0%                                      300,444
                        =====================================================================================
                        Total Obligations--98.4%
                        (Cost: $301,551)                                                              314,306
                        =====================================================================================
                        Money Market Instruments--1.1%
                        Yield--3.45% to 3.50%
                        Due--August, 1995
                        (Cost: $3,500)                                               $  3,500           3,500
                        =====================================================================================
                        Total Investments--99.5%
                        (Cost: $305,051)                                                              317,806
                        =====================================================================================
                        Cash and Other Assets, Less Liabilities--.5%                                    1,671
                        =====================================================================================
                        Net Assets--100%                                                             $319,477
                        =====================================================================================

NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $305,051,000 for federal income tax purposes at August 31, 1995, the aggregate gross unrealized appreciation was $14,492,000, the aggregate gross unrealized depreciation was $1,737,000 and the net unrealized appreciation of investments was $12,755,000.

See accompanying Notes to Financial Statements.

                                                        PORTFOLIO OF INVESTMENTS


PENNSYLVANIA TAX-FREE INCOME FUND
August 31, 1995
(Dollars in thousands)


                                                                                PRINCIPAL AMOUNT   VALUE
MUNICIPAL               Bangor Area School District, Rev., 5.375%, 2015               $ 40          $ 37
OBLIGATIONS             --------------------------------------------------------------------------------
                        Boyertown Area School District, Gen. Oblg.,
                         5.25%, 2012                                                    35            34
                        --------------------------------------------------------------------------------
                        Bucks County:
                         Industrial Dev. Auth. Grand View Hospital,
                           Rev., 5.25%, 2021                                            50            46
                         Water and Sewer Auth., Rev., 5.375%, 2013                      35            33
                        --------------------------------------------------------------------------------
                        Cambria County, Gen. Oblg., 5.875%, 2008                        15            16
                        --------------------------------------------------------------------------------
                        Central Bucks School District, Gen. Oblg.,
                         5.40%, 2014                                                    20            19
                        --------------------------------------------------------------------------------
                        Convention Center Auth., Rev., 6.75%, 2019                      85            88
                        --------------------------------------------------------------------------------
                        Delaware County Auth., Villanova University, Rev.,
                         5.50% and 5.80%, 2023 and 2025                                 70            68
                        --------------------------------------------------------------------------------
                        Delaware County Industrial Dev. Auth., Philadelphia
                         Suburban Water, Rev., 6.35%, 2025                             100           101
                        --------------------------------------------------------------------------------
                        Erie County, Gen. Oblg., 5.25%, 2012                            15            14
                        --------------------------------------------------------------------------------
                        State Gen. Oblg., 5.375%, 2013                                  15            14
                        --------------------------------------------------------------------------------
                        Hampton Township School District, Gen. Oblg.,
                         5.90%, 2015                                                    40            40
                        --------------------------------------------------------------------------------
                        Higher Educational Facilities Auth.:
                         Bryn Mawr College, Rev., 6.00%, 2015                           15            15
                         State System of Higher Education, Rev., 6.20%, 2019            15            15
                        --------------------------------------------------------------------------------
                        Industrial Dev. Auth., Economic Development, Rev.,
                         5.50% and 6.00%, 2014 and 2012                                 80            80
                        --------------------------------------------------------------------------------
                        Lackawanna County, Gen. Oblg., 6.00%, 2011                      15            15
                        --------------------------------------------------------------------------------
                        Lawrence County, Gen. Oblg., 5.00%, 2018                        60            54
                        --------------------------------------------------------------------------------
                        Lehigh County General Purpose Auth., Lehigh
                         Valley Hospital, Inc., Rev., 5.875%, 2015                      85            84
                        --------------------------------------------------------------------------------
                        Lehigh County Industrial Dev. Auth.,
                         Pennsylvania Power & Light Company Proj.,
                         Rev., 6.15% and 6.40%, 2029                                   115           117
                        --------------------------------------------------------------------------------
                        Lower Providence Township, Gen. Oblg.,
                         6.00%, 2024                                                    20            20
                        --------------------------------------------------------------------------------
                        McKean County Hospital Auth., Bradford Hospital
                         Proj., Rev., 5.375%, 2003                                      65            61
                        --------------------------------------------------------------------------------
                        Meadville Area Water Auth., Rev., 5.125% and 5.35%,
                         2014 and 2022                                                  85            79
                        --------------------------------------------------------------------------------
                        Montgomery County Higher Education and
                         Health Auth., Abington Memorial Hospital,
                         Rev., 5.125%, 2024                                             85            75
                        --------------------------------------------------------------------------------
                        Northampton County Industrial Dev. Auth.,
                         Metropolitan Edison Company Proj.,
                         Rev., 6.10%, 2021                                              90            91
                        --------------------------------------------------------------------------------
                        Philadelphia:
                         Airport System, Rev., 6.10%, 2025                              85            85
                         Gas Works Rev., 6.375%, 2014                                   15            16
                         Water and Wastewater Rev., 5.00% and 6.25%,
                           2016 and 2012                                                65            67
                        --------------------------------------------------------------------------------
                        Pittsburgh Water and Sewer Auth., Rev., 5.60%, 2022             85            82
                        --------------------------------------------------------------------------------
                        Punxsutawney Area School District, Gen
                         Oblg., 5.90%, 2020                                             50            50
                        --------------------------------------------------------------------------------
                        Schuylkill County Industrial Dev. Auth.,
                         Schuylkill Energy Resources Inc. Proj.,
                         Rev., 6.50%, 2010                                              45            45
                        --------------------------------------------------------------------------------
                        Sewickley Valley Hospital Auth., Sewickley
                         Valley Hospital Proj., Rev., 5.75%, 2016                       55            54
                        --------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


                                                                               PRINCIPAL AMOUNT    VALUE
                        Southeastern Pennsylvania Transportation
                         Auth., Rev., 6.00%, 2015                                     $ 30        $   30
                        --------------------------------------------------------------------------------
                        Turnpike Commission, Rev., 6.25%, 2011                          10            10
                        --------------------------------------------------------------------------------
                        University of Puerto Rico, Rev., 5.25%, 2025                    60            55
                        --------------------------------------------------------------------------------
                        Upper Merion Area School District, Gen. Oblg.,
                         5.50%, 2016                                                    20            19
                        --------------------------------------------------------------------------------
                        Washington County Hospital Auth., The Washington
                          Hospital Proj., Rev., 5.625%, 2023                            30            29
                        --------------------------------------------------------------------------------
                        West Chester Area Municipal Auth., Water Rev.,
                         5.45%, 2012                                                    20            19
                        --------------------------------------------------------------------------------
                        Westmoreland County Industrial Dev. Auth.,
                         Westmoreland Health System Proj.,
                         Rev., 6.00%, 2011                                              15            15
                        --------------------------------------------------------------------------------
                        York County Industrial Dev. Auth.,
                         Public Service Electric and Gas Company
                         Peach Bottom Proj., Rev., 6.45%, 2019                          20            21
                        --------------------------------------------------------------------------------
                        Puerto Rico:
                         Electric Power Auth., Rev., 6.125%, 2021                      100           101
                         Gen. Oblg., 5.50%, 2009                                        15            15
                         Housing and Finance Agcy., Single Family
                           Mortgage, Rev., 6.25%, 2029                                  35            35
                        --------------------------------------------------------------------------------
                        Virgin Islands Public Finance Auth., Rev.,
                         7.25%, 2018                                                   100           106
                        ================================================================================
                        TOTAL INVESTMENTS--97.7%
                        (Cost: $2,037)                                                             2,070
                        ================================================================================
                        CASH AND OTHER ASSETS, LESS LIABILITIES--2.3%                                 48
                        ================================================================================
                        NET ASSETS--100%                                                          $2,118
                        ================================================================================

NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $2,037,000 for federal income tax purposes at August 31, 1995, the aggregate gross unrealized appreciation was $34,000, the aggregate gross unrealized depreciation was $1,000 and the net unrealized appreciation of investments was $33,000.

See accompanying Notes to Financial Statements.

                      KEMPER STATE TAX-FREE INCOME SERIES

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements
         (i) Financial statements included in Part A of the Registration
             Statement:

               Financial Highlights.

        (ii) Financial statements included in Part B of the Registration
             Statement:

             Kemper California Tax-Free Income Fund, Kemper Florida Tax-Free Income Fund, Kemper New York Tax-Free Income Fund, Kemper Ohio Tax-Free Income Fund and Kemper Texas Tax-Free Income Fund.
               Statement of assets and liabilities--August 31, 1995.
               Statement of operations for the year ended August 31, 1995. Statement of changes in net assets for each of the two years in the period ended August 31, 1995.
               Portfolio of investments--August 31, 1995.
               Notes to financial statements.

             Kemper Michigan Tax-Free Income Fund, Kemper New Jersey Tax-Free Income Fund and Kemper Pennsylvania Tax-Free Income Fund.
               Statement of assets and liabilities--August 31, 1995.
               Statement of operations for the period March 15, 1995 to August 31, 1995.
               Statement of changes in net assets for the period March 15, 1995 to August 31, 1995.
               Portfolio of investments--August 31, 1995.
               Notes to financial statements.

        Schedules II, III, IV and V have been omitted as the required information is not present.

        Schedule I for the funds has been omitted as the required information is presented in the portfolios of investments at August 31, 1995.

     (b) Exhibits
        99.B1(a)               Amended and Restated Agreement and Declaration of Trust.*
        99.B1(b)               Written Instrument Establishing and Designating Kemper Michigan
                               Tax-Free Income Fund, Kemper New Jersey Tax-Free Income Fund
                               and Kemper Pennsylvania Tax-Free Income Fund.*
        99.B2                  By-Laws.*
        99.B3                  Inapplicable.
        99.B4(a)               Text of Share Certificate.*
        99.B4(b)               Written Instrument Establishing and Designating Separate
                               Classes of Shares.*
        99.B5                  Investment Management Agreement.*
        99.B6(a)               Underwriting and Distribution Services Agreement.*
        99.B6(b)               Assignment and Assumption Agreement.*
        99.B6(c)               Form of Selling Group Agreement.*
        99.B7                  Inapplicable.*
        99.B8                  Custody Agreement.*
        99.B9(a)               Agency Agreement.*
        99.B9(b)               Supplement to Agency Agreement.*
        99.B9(c)               Administrative Services Agreement.*
        99.B9(d)               Amendment to Administrative Services Agreement.*

        99.B9(e)               Assignment and Assumption Agreement.*
        99.B10.                Inapplicable.
        99.B11.(a)             Consent of Independent Auditors.
        99.B11.(b)             Report of Independent Auditors.*
        99.B12.                Inapplicable.
        99.B13.                Inapplicable.
        99.B14.                Inapplicable.
        99.B15.                See 6(a) above (Class B and Class C shares).
        99.B16.                Performance Calculations.*
        99.B18.                Multi-Distribution System Plan.*
        99.B24.                Powers of Attorney.*
                               Financial Data Schedule.*
            27.All. CA         Financial Data Schedule.*
            27.A. CA           Financial Data Schedule.*
            27.B. CA           Financial Data Schedule.*
            27.C. CA           Financial Data Schedule.*
            27.All. FL         Financial Data Schedule.*
            27.A. FL           Financial Data Schedule.*
            27.B. FL           Financial Data Schedule.*
            27.C. FL           Financial Data Schedule.*
            27.All. MI         Financial Data Schedule.*
            27.A. MI           Financial Data Schedule.*
            27.B. MI           Financial Data Schedule.*
            27.C. MI           Financial Data Schedule.*
            27.All. NJ         Financial Data Schedule.*
            27.A. NJ           Financial Data Schedule.*
            27.B. NJ           Financial Data Schedule.*
            27.C. NJ           Financial Data Schedule.*
            27.All. NY         Financial Data Schedule.*
            27.A. NY           Financial Data Schedule.*
            27.B. NY           Financial Data Schedule.*
            27.C. NY           Financial Data Schedule.*
            27.All. OH         Financial Data Schedule.*
            27.A. OH           Financial Data Schedule.*
            27.B. OH           Financial Data Schedule.*
            27.C. OH           Financial Data Schedule.*
            27.All. PA         Financial Data Schedule.*
            27.A. PA           Financial Data Schedule.*
            27.B. PA           Financial Data Schedule.*
            27.C. PA           Financial Data Schedule.*
            27.All. TX         Financial Data Schedule.*
            27.A. TX           Financial Data Schedule.*
            27.B. TX           Financial Data Schedule.*
            27.C. TX           Financial Data Schedule.*
        99.485(b) Letter       Representation of Counsel (Rule 485(b)).

---------------
* Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:

      EXHIBIT NO.           POST-EFFECTIVE AMENDMENT NO.     DATE OF FILING
-----------------------     -----------------------------    ---------------
16                                         6                     1/20/89
1, 4, 5, 6, and 9                          22                    3/14/95
2, 8, 11(b), 18, 24, and 27                23                   10/30/95

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     The number of recordholders of each series of Registrant as of October 13, 1995 is as follows:

                                                              NUMBER OF RECORD HOLDERS
                                                           -------------------------------
                        TITLE OF CLASS                     CLASS A     CLASS B     CLASS C
        -----------------------------------------------    -------     -------     -------
        Kemper California Tax-Free Income Fund.........     19,803       252          20
        Kemper Florida Tax-Free Income Fund............      2,384        60           3
        Kemper Michigan Tax-Free Income Fund...........         79        34           6
        Kemper New Jersey Tax-Free Income Fund.........         44        41           3
        Kemper New York Tax-Free Income Fund...........      7,709       129          21
        Kemper Ohio Tax-Free Income Fund...............        769       187          15
        Kemper Pennsylvania Tax-Free Income Fund.......         41        38           6
        Kemper Texas Tax-Free Income Fund..............        365        14           5

ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.(A) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Underwriter," and to the section of the Statement of Additional Information captioned "Investment Manager and Underwriter."

     Kemper Financial Services, Inc., investment adviser of the Registrant, is investment adviser of the following:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Kemper Money Market Fund
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Fund
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Tax-Exempt New York Money Market Fund
Kemper Value Plus Growth Fund
Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund

     Kemper Financial Services, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Kemper Investors Fund, Sterling Funds and Kemper International Bond Fund.

Item 28(b) Business and Other Connections of Officers and Directors of Kemper Financial Services Inc., the Investment Advisor



MATHIS, DAVID B.
  Director, Kemper Financial Services, Inc.
  Director, Federal Kemper Life Assurance Company
  Director, Fidelity Life Association
  Director, Chairman and Chief Executive Officer, Kemper Corporation Director, Kemper Financial Companies, Inc.
  Director, Kemper Investors Life Insurance Company
  Director, IMC Global, Inc.
  Trustee, Kemper Funds
  Chairman of the Board, Lumbermen's Mutual Casualty Company

TIMBERS, STEPHEN B.
  Director, Chairman, Chief Executive Officer and Chief Investment Officer, Kemper Financial Services, Inc.
  Director, Vice President, Kemper Asset Holdings, Inc.
  Director, Kemper Distributors, Inc.
  Director, Chairman, Kemper Asset Management Company
  Director, Chairman, Kemper Service Company
  Director, Federal Kemper Life Assurance Company
  Director, Dreman Value Advisors, Inc.
  Director, Vice President, FKLA Loire Court, Inc.
  Vice President, FKLA Realty Corporation
  Director, President, Galaxy Offshore, Inc.
  Director, Vice President, FLA First Nationwide, Inc.
  Director, Vice President, FLA Plate Building, Inc.
  Vice President, FLA Realty Corp.
  Director, President and Chief Operating Officer, Kemper
  Corporation
  Director, Chairman, President and Chief Executive Officer, Kemper Financial Companies, Inc.
  Director, President, Kemper International Management, Inc.
  Director, Kemper Investors Life Insurance Company
  Trustee and President, Kemper Funds
  Vice President, Kemper Portfolio Corp.
  Director, Vice President, Kemper Real Estate, Inc.

  Director, Vice President, Kemper/Cymrot Management, Inc.
  Director, Vice President, Kemper/Cymrot, Inc.
  Vice President, KFC Portfolio Corp.
  Director, Vice President, KI Arnold Industrial, Inc.
  Director, Vice President, KI Canyon Park, Inc.
  Director, Vice President, KI Centreville, Inc.
  Director, Vice President, KI Colorado Boulevard, Inc.
  Director, Vice President, KI Dublin Boulevard, Inc.
  Director, Vice President, KI LaFiesta Square, Inc.
  Director, Vice President, KI Lewinsville, Inc.
  Director, Vice President, KI Monterey Research, Inc.
  Director, Vice President, KI Olive Street, Inc.
  Director, Vice President, KI Sutter Street, Inc.
  Director, Vice President, KI Thornton Boulevard, Inc.
  Vice President, KILICO Realty Corporation
  Director, Vice President, KR 77 Fitness Center, Inc.
  Director, Vice President, KR Avondale Redmond, Inc.
  Director, Vice President, KR Black Mountain, Inc.
  Director, Vice President, KR Brannan Resources, Inc.
  Director, Vice President, KR Clay Capital, Inc.
  Director, Vice President, KR Cranbury, Inc.
  Director, Vice President, KR Delta Wetlands, Inc.
  Director, Vice President, KR Gainesville, Inc.
  Director, Vice President, KR Hotels, Inc.
  Director, Vice President, KR Lafayette Apartments, Inc.
  Director, Vice President, KR Lafayette BART, Inc.
  Director, Vice President, KR Palm Plaza, Inc.
  Director, Vice President, KR Red Hill Associates, Inc.
  Director, Vice President, KR Seagate/Gateway North, Inc.
  Director, Vice President, KR Venture Way, Inc.
  Director, Vice President, KR Walnut Creek, Inc.
  Director, The LTV Corporation
  Director, Investment Analysts Society of Chicago

NEAL, JOHN E.
  Director, President and Chief Operating Officer, Kemper Financial Services, Inc.,
  Senior Vice President, Kemper Corporation
  Director, President, Kemper Service Company
  Director, Kemper Distributors, Inc.
  Director, Kemper Asset Management Company
  Director, Dreman Value Advisors, Inc.
  Director, Ardenwood Financial Corporation
  Director, Avondale Redmond, Inc.
  Director, Black Mountain, Inc.
  Director, Brannan Resources, Inc.
  Director, Butterfield Financial Corporation
  Director, Camelot Financial Corporation
  Director, Clay Capital, Inc.
  Director, Coast Broadcasting Company

  Director, Crow Canyon, Inc.
  Director, Hawaii Kai Development Company
  Director, Kacor Gateway, Inc.
  Director, Kailua Associates, Inc.
  Director, Kacor Trust Deed Company
  Director, Community Investment Corporation
  Director, Continental Community Development Corporation
  Director, President, Kemper Real Estate, Inc.
  Director, President, Kemper Cymrot, Inc.
  Director, President, Cymrot Management, Inc.
  Director, President, FKLA Loire Court, Inc.
  Director, Vice President, FKLA Realty Corporation
  Director, President, FLA First Nationwide, Inc.
  Director, President, FLA Plate Building, Inc.
  Director, Vice President, FLA Realty Corporation
  Director, Kemper/Lumbermens Properties, Inc.
  Director, Senior Vice President, Kemper Real Estate Management Company Director, KRDC, Inc.
  Director, Lafayette Apartments, Inc.
  Director, Lafayette Hills, Inc.
  Director, Margarita Village Retirement Community, Inc.
  Director, Mesa Homes
  Director, Mesa Homes Brokerage Company
  Director, Mount Doloroes Corporation
  Director, Montgomery Gallery, Inc.
  Director, Monterey Research Park, Inc.
  Director, One Corporate Centre, Inc.
  Director, Pacific Homes, Inc.
  Director, Palomar Triad, Inc.
  Director, Pine/Battery Properties, Inc.
  Director, Rancho and Industrial Property Brokerage, Inc.
  Director, Rancho California, Inc.
  Director, Rancho Regional Shopping Center, Inc.
  Director, Red Hill Associates, Inc.
  Director, Seagate Associates, Inc.
  Director, Seattle Gateway, Inc.
  Director, Sutter Street, Inc.
  Director, Technology Way, Inc.
  Director, Time DC, Inc.
  Director, Tourelle Corporation
  Director, Two Corporate Centre, Inc.
  Director, Venture Way, Inc.
  Director, Vice President, Kemper Portfolio Corporation
  Director, Vice President, KFC Portfolio Corporation
  Director, Vice President, KILICO Realty Corporation
  Director, President, KI Arnold Industrial, Inc.
  Director, President, KI Canyon Park, Inc.
  Director, President, KI Centreville, Inc.
  Director, President, KI Colorado Boulevard, Inc.
  Director, President, KI Dublin Boulevard, Inc.
  Director, President, KI LaFiesta Square, Inc.

  Director, President, KI Lewinsville, Inc.
  Director, President, KI Monterey Research, Inc.
  Director, President, KI Olive Street, Inc.
  Director, President, KI Thornton Boulevard, Inc.
  Director, President, KI Sutter Street, Inc.
  Director, President, KR 77 Fitness Center, Inc.
  Director, President, KR Avondale Redmond, Inc.
  Director, President, KR Black Mountain, Inc.
  Director, President, KR Brannan Resources, Inc.
  Director, President, KR Clay Capital, Inc.
  Director, President, KR Cranbury, Inc.
  Director, President, KR Delta Wetlands, Inc.
  Director, President, KR Gainesville, Inc.
  Director, President, KR Hotels, Inc.
  Director, President, KR Lafayette Apartments, Inc.
  Director, President, KR Lafayette BART, Inc.
  Director, President, KR Palm Plaza, Inc.
  Director, President, KR Red Hill Associates, Inc.
  Director, President, KR Seagate/Gateway North, Inc.
  Director, President, KR Venture Way, Inc.
  Director, President, KR Walnut Creek, Inc.
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.
  Director, KRDC, Inc.
  Director, RespiteCare
  Director, President, SMS Realty Corp.
  Director, Urban Shopping Centers, Inc.
  Vice President, Kemper-Dreman Fund, Inc.
  Vice President, Kemper Value Plus Growth Fund
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Horizon Fund

PETERS, JOHN E.
  Director, Senior Executive Vice President, Kemper Financial
  Services, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, President, Kemper Distributors, Inc.
  Vice President, Kemper Asset Management Company
  Vice President, Kemper Funds
  Director, Kemper Service Company

FITZPATRICK, JOHN H.
  Director, Chief Financial Officer, Kemper Financial Services, Inc. Director, Ardenwood Financial Corporation
  Director, Camelot Financial Corporation
  Director, Crow Canyon, Inc.
  Director, Hawaii Kai Development Company
  Director, Kacor Gateway, Inc.
  Director, Kacor Trust Deed Company
  Director, Senior Vice President and Chief Financial Officer,

  Federal Kemper Life Assurance Company
  Senior Vice President, Chief Financial Officer, Fidelity Life
  Association
  Director, Vice President, FKLA Loire Court, Inc.
  Director, Vice President, FLA First Nationwide, Inc.
  Director, Vice President, FLA Plate Building, Inc.
  Director, Executive Vice President and Chief Financial Officer, Kemper Corporation
  Director, Executive Vice President and Chief Financial
  Officer, Kemper Financial Companies, Inc.
  Senior Vice President, Kemper Investors Life Insurance Company Director, Vice President, Kemper/Cymrot Management, Inc. Director, Vice President, Kemper/Cymrot, Inc.
  Director, Vice President, Kemper/Lumbermens Properties, Inc. Director, Senior Vice President, Kemper Real Estate Management Company
  Director, KRDC, Inc.
  Director, Margarita Village Retirement Community, Inc.
  Director, Mesa Homes
  Director, Mesa Homes Brokerage Company
  Director, Montgomery Gallery, Inc.
  Director, One Corporate Centre, Inc.
  Director, Pacific Homes, Inc.
  Director, Palomar Triad, Inc.
  Director, Pine/Battery Properties, Inc.
  Director, Rancho and Industrial Property Brokerage, Inc. Director, Rancho California, Inc.
  Director, Rancho Regional Shopping Center, Inc.
  Director, Seattle Gateway, Inc.
  Director, SMS Realty Corporation
  Director, Sutter Street, Inc.
  Director, Time DC, Inc.
  Director, Two Corporate Centre, Inc.
  Director, Vice President, KFC Portfolio Corp.
  Director, Vice President, KI Arnold Industrial, Inc.
  Director, Vice President, KI Canyon Park, Inc.
  Director, Vice President, KI Centreville, Inc.
  Director, Vice President, KI Colorado Boulevard, Inc.
  Director, Vice President, KI Dublin Boulevard, Inc.
  Director, Vice President, KI LaFiesta Square, Inc.
  Director, Vice President, KI Lewinsville, Inc.
  Director, Vice President, KI Monterey Research, Inc.
  Director, Vice President, KI Olive Street, Inc.
  Director, Vice President, KI Sutter Street, Inc.
  Director, Vice President, KI Thornton Boulevard, Inc.
  Director, Vice President, KILICO Realty Corporation
  Director, Vice President, KR 77 Fitness Center, Inc.
  Director, Vice President, KR Avondale Redmond, Inc.
  Director, Vice President, KR Black Mountain, Inc.
  Director, Vice President, KR Brannan Resources, Inc.
  Director, Vice President, KR Clay Capital, Inc.
  Director, Vice President, KR Cranbury, Inc.
  Director, Vice President, KR Delta Wetlands, Inc.
  Director, Vice President, KR Gainesville, Inc.

  Director, Vice President, KR Hotels, Inc.
  Director, Vice President, KR Lafayette Apartments, Inc.
  Director, Vice President, KR Lafayette BART, Inc.
  Director, Vice President, KR Palm Plaza, Inc.
  Director, Vice President, KR Red Hill Associates, Inc.
  Director, Vice President, KR Seagate/Gateway North, Inc.
  Director, Vice President, KR Venture Way, Inc.
  Director, Vice President, KR Walnut Creek, Inc.


BEIMFORD, JR., JOSEPH P.
  Executive Vice President, Kemper Financial Services, Inc. Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund
  Vice President, Galaxy Offshore, Inc.
  Vice President, Investors Cash Trust
  Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Global Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper International Bond Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Money Market Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Municipal Income Trust
  Vice President, Kemper National Tax-Free Income Series
  Vice President, Kemper Portfolios
  Vice President, Kemper State Tax-Free Income Series
  Vice President, Kemper Strategic Income Fund
  Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
  Vice President, Sterling Funds
  Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

CHAPMAN II, WILLIAM E.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Distributors, Inc.

COXON, JAMES H.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Vice President, Galaxy Offshore, Inc.
  Executive Vice President, Kemper Asset Management Company

FERRO, DENNIS H.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper International Fund
  Director, Managing Director-Equities, Kemper Investment Management Company Limited
  Vice President, Kemper Investors Fund
  Vice President, Kemper Target Equity Fund

  Vice President, The Growth Fund of Spain, Inc.

GREENAWALT, JAMES L.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Distributors, Inc.

JOHNS, GORDON K.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Global Income Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper International Bond Fund
  Vice President, Kemper International Management, Inc.
  Managing Director and Joint Secretary, Kemper Investment
  Management Company Limited
  Vice President, Kemper Multi-Market Income Trust
  Director, Thames Heritage Parade Limited

LANGBAUM, GARY A.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Total Return Fund
  Vice President, Kemper Investors Fund

REYNOLDS, STEVEN H.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund
  Vice President, Kemper Total Return Fund
  Vice President, Kemper Growth Fund
  Vice President, Kemper Small Capitalization Equity Fund
  Vice President, Kemper International Fund
  Vice President, Kemper Blue Chip Fund
  Vice President, Kemper Value Plus Growth Fund
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Target Equity Fund
  Vice President, Kemper Sterling Funds
  Vice President, Kemper Horizon Fund
  Vice President, Kemper Investors Fund
  Vice President, The Growth Fund of Spain, Inc.

SILIGMUELLER, DALE S.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Service Company

BUKOWSKI, DANIEL J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Value Plus Growth Fund

BUTLER, DAVID H.
  Senior Vice President, Kemper Financial Services, Inc.

CERVONE, DAVID M.
  Senior Vice President, Kemper Financial Services, Inc.

CESSINE, ROBERT S.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Income and Capital Preservation Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Multi-Market Income Trust

CHESTER, TRACY McCORMICK
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Blue Chip Fund
  Vice President, Kemper Target Equity Fund
  Vice President, Kemper Value Plus Growth Fund

CIARLELLI, ROBERT W.
  Senior Vice President, Kemper Financial Services, Inc.
  Executive Vice President, Kemper Service Company

COLLECCHIA, FRANK E.
  Senior Vice President, Kemper Financial Services, Inc. Senior Investment Officer, Federal Kemper Life Assurance Company
  Senior Investment Officer, Fidelity Life Association
  Vice President, FKLA Loire Court, Inc.
  Vice President, FLA First Nationwide, Inc.
  Vice President, FLA Plate Building, Inc.
  Vice President, Galaxy Offshore, Inc.
  Senior Investment Officer, Kemper Investors Life Insurance
  Company
  Vice President, KI Arnold Industrial, Inc.
  Vice President, KI Canyon Park, Inc.
  Vice President, KI Centreville, Inc.
  Vice President, KI Colorado Boulevard, Inc.
  Vice President, KI Dublin Boulevard, Inc.
  Vice President, KI LaFiesta Square, Inc.
  Vice President, KI Lewinsville, Inc.
  Vice President, KI Monterey Research, Inc.
  Vice President, KI Olive Street, Inc.
  Vice President, KI Sutter Street, Inc.
  Vice President, KI Thornton Boulevard, Inc.
  Vice President, KR 77 Fitness Center, Inc.
  Vice President, KR Avondale Redmond, Inc.
  Vice President, KR Black Mountain, Inc.
  Vice President, KR Brannan Resources, Inc.
  Vice President, KR Clay Capital, Inc.
  Vice President, KR Cranbury, Inc.
  Vice President, KR Delta Wetlands, Inc.
  Vice President, KR Gainesville, Inc.
  Vice President, KR Halawa Associates, Inc.
  Vice President, KR Hotels, Inc.
  Vice President, KR Lafayette Apartments, Inc.
  Vice President, KR Lafayette BART, Inc.
  Vice President, KR Palm Plaza, Inc.
  Vice President, KR Red Hill Associates, Inc.
  Vice President, KR Seagate/Gateway North, Inc.
  Vice President, KR Venture Way, Inc.
  Vice President, KR Walnut Creek, Inc.

COLLORA, PHILIP J.
  Senior Vice President and Assistant Secretary, Kemper Financial
  Services, Inc.
  Vice President and Secretary, Kemper Funds
  Assistant Secretary, Kemper International Management, Inc.

DIERENFELDT, DAVID F.
  Senior Vice President, Associate General Counsel,
  Assistant Secretary, Kemper Financial Services, Inc.
  Vice President and Secretary, Kemper Distributors, Inc.
  Secretary, Dreman Value Advisors, Inc.
  Assistant Secretary, Galaxy Offshore, Inc.

  Director, Secretary, INVEST Financial Corporation
  Secretary, INVEST Financial Corporation Holding Company Assistant Secretary, Investors Brokerage Services
  Insurance Agency, Inc.
  Assistant Secretary, Investors Brokerage Services, Inc. Secretary, Kemper Asset Management Company
  Assistant Secretary, Kemper International Management, Inc. Assistant Secretary, Kemper Investment Management Company Limited
  Vice President and Assistant Secretary, Kemper Investors Fund Secretary, Kemper Service Company

DUDASIK, PATRICK H.
  Senior Vice President, Kemper Financial Services, Inc.
  Executive Vice President, Chief Financial Officer and Treasurer, Dreman Value Advisors, Inc.
  Vice President and Treasurer, Kemper Asset Management Company Treasurer and Chief Financial Officer, Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Kemper Service Company Director and Treasurer, Kemper Investment Management Company Limited

DUFFY, JEROME L.
  Senior Vice President, Kemper Financial Services, Inc.
  Treasurer, Kemper Funds

GALLAGHER, MICHAEL L.
  Senior Vice President, Kemper Financial Services, Inc.
  Senior Vice President, Kemper Service Company

GLASSMAN, HARVEY
  Senior Vice President, Kemper Financial Services, Inc.

GOERS, RICHARD A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund

GUENTHER, HAROLD E.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Galaxy Offshore, Inc.

HUSSEY, KAREN A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Investors Fund
  Vice President, Kemper Small Capitalization Equity Fund

INNES, BRUCE D.
  Senior Vice President, Kemper Financial Services, Inc.
  Co-President, International Association of Corporate and
  Professional Recruiters

KLEIN, GEORGE
  Senior Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Asset Management
  Company

KORTH, FRANK D.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

MIER, CHRISTOPHER J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper National Tax-Free Income Series
  Vice President, Kemper Municipal Income Trust
  Vice President, Kemper State Tax-Free Income Series
  Vice President, Kemper Strategic Municipal Income Trust
  Vice President, Sterling Funds

MURRIHY, MAURA J.
  Senior Vice President, Kemper Financial Services, Inc.

NATHANSON, IRA
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Corporation

RABIEGA, CRAIG F.
  Senior Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Service Company

RACHWALSKI, JR. FRANK J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund
  Vice President, Investors Cash Trust
  Vice President, Kemper Investors Fund
  Vice President, Kemper Money Market Fund
  Vice President, Kemper Portfolios

  Vice President, Sterling Funds
  Vice President, Tax-Exempt California Money Market Fund
  Vice President, Tax-Exempt New York Money Market Fund

REGNER, THOMAS M.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Horizon Fund

RESIS, JR., HARRY E.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

SCHUMACHER, ROBERT T.
  Senior Vice President, Kemper Financial Services, Inc.


SMITH, JR., EDWARD BYRON
  Senior Vice President, Kemper Financial Services, Inc.

VINCENT, CHRISTOPHER T.
  Senior Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Asset Management Company

BAZAN, KENNETH M.
  First Vice President, Kemper Financial Services, Inc.
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
  First Vice President, Kemper Financial Services, Inc.
  Senior Vice President, Kemper Service Company

BURROW, DALE R.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Adjustable Rate U.S. Government Fund
  Vice President, Kemper Intermediate Government Trust

CHIEN, CHRISTINE
  First Vice President, Kemper Financial Services, Inc.

DeMAIO, CHRIS C.
  First Vice President, Kemper Financial Services, Inc.
  Vice President and Chief Accounting Officer, Kemper Service
  Company

DEXTER, STEPHEN P.
  First Vice President, Kemper Financial Services, Inc.

DOYLE, DANIEL J.
  First Vice President, Kemper Financial Services, Inc.

FENGER, JAMES E.
  First Vice President, Kemper Financial Services, Inc.

HALE, DAVID D.
  First Vice President, Kemper Financial Services, Inc.

HARRINGTON, MICHAEL E.
  First Vice President, Kemper Financial Services, Inc.

HORTON, ROBERT J.
  First Vice President, Kemper Financial Services, Inc.

JACOBS, PETER M.
  First Vice President, Kemper Financial Services, Inc.

KEELEY, MICHELLE M.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper Portfolios

KIEL, CAROL L.
  First Vice President, Kemper Financial Services, Inc.

LAUGHLIN, ANN M.
  First Vice President, Kemper Financial Services, Inc.

LENTZ, MAUREEN P.
  First Vice President, Kemper Financial Services, Inc.

McCRINDLE-PETRARCA, SUSAN
  First Vice President, Kemper Financial Services, Inc.

MINER, EDWARD
  First Vice President, Kemper Financial Services, Inc.

MURRAY, SCOTT S.
  First Vice President, Kemper Financial Services, Inc.

  Vice President, Kemper Service Company

PAYNE, III, ROBERT D.
  First Vice President, Kemper Financial Services, Inc.

PANOZZO, ROBERTA L.
  First Vice President, Kemper Financial Services, Inc.

RADIS, STEVE A.
  First Vice President, Kemper Financial Services, Inc.

RATEKIN, DIANE E.
  First Vice President, Assistant General Counsel and Assistant
  Secretary,   Kemper Financial Services, Inc.
  Assistant Secretary, Kemper Distributors, Inc.

SILVIA, JOHN E.
  First Vice President, Kemper Financial Services, Inc.

STUEBE, JOHN W.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund

THOUIN-LEERKAMP, EDITH A.
  First Vice President, Kemper Financial Services, Inc.
  Director-European Equities, Kemper Investment Management Company Limited

TRUTTER, JONATHAN W.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
  First Vice President, Kemper Financial Services, Inc.

WILLSON, STEPHEN R.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
  First Vice President, Kemper Financial Services, Inc.

BARRY, JOANN M.
  Vice President, Kemper Financial Services, Inc.

BODEM, RICHARD A.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

CARNEY, ANNE T.
  Vice President, Kemper Financial Services, Inc.

CARTER, PAUL J.
  Vice President, Kemper Financial Services, Inc.

CHRISTIANSEN, HERBERT A.
  Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Service Company

COHEN, JERRI I.
  Vice President, Kemper Financial Services, Inc.

ESOLA, CHARLES J.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

FRIHART, THORA A.
  Vice President, Kemper Financial Services, Inc.

GERACI, AUGUST L.
  Vice President, Kemper Financial Services, Inc.

GERICKE, KATHLEEN E.
  Vice President, Kemper Financial Services, Inc.

GOLAN, JAMES S.
  Vice President, Kemper Financial Services, Inc.

HESS, THOMAS L.
  Vice President, Kemper Financial Services, Inc.

HUOT, LISA L.
  Vice President, Kemper Financial Services, Inc.

KARWOWSKI, KENNETH F.
  Vice President, Kemper Financial Services, Inc.

KNAPP, WILLIAM M.
  Vice President, Kemper Financial Services, Inc.

KOCH, DEBORAH L.
  Vice President, Kemper Financial Services, Inc.

KOURY, KATHRYN E.
  Vice President, Kemper Financial Services, Inc.

KRANZ, KATHY J.
  Vice President, Kemper Financial Services, Inc.

KRUEGER, PAMELA D.
  Vice President, Kemper Financial Services, Inc.

KYCE, JOYCE
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

LeFEBVRE, THOMAS J.
  Vice President, Kemper Financial Services, Inc.

MANGIPUDI, V. RAO
  Vice President, Kemper Financial Services, Inc.

McGOVERN, KAREN B.
  Vice President, Kemper Financial Services, Inc.

MILLER, MAUREEN A.
  Vice President, Kemper Financial Services, Inc.

MITCHELL, KATHERINE H.
  Vice President, Kemper Financial Services, Inc.

MURPHY, THOMAS M.
  Vice President, Kemper Financial Services, Inc.

NEVILLE, BRIAN P.
  Vice President, Kemper Financial Services, Inc.

PANOZZO, ALBERT R.
  Vice President, Kemper Financial Services, Inc.

PONTECORE, SUSAN E.
  Vice President, Kemper Financial Services, Inc.

QUADRINI, LISA L.
  Vice President, Kemper Financial Services, Inc.

ROKOSZ, PAUL A.
  Vice President, Kemper Financial Services, Inc.

ROSE, KATIE M.
  Vice President, Kemper Financial Services, Inc.

SHULTZ, KAREN D.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

SMITH, ROBERT G.
  Vice President, Kemper Financial Services, Inc.

SOPHER, EDWARD O.
  Vice President, Kemper Financial Services, Inc.

STROMM, LAWRENCE D.
  Vice President, Kemper Financial Services, Inc.

TEPPER, SHARYN A.
  Vice President, Kemper Financial Services, Inc.

VANDEMERKT, RICHARD J.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

WATKINS, JAMES K.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

WERTH, ELIZABETH C.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Distributors, Inc.
  Assistant Secretary, Kemper Mutual Funds
  Assistant Secretary, Kemper International Bond Fund
  Assistant Secretary, Kemper Target Equity Fund
  Assistant Secretary, Sterling Funds
  Assistant Secretary, Kemper-Dreman Fund, Inc.
  Assistant Secretary, Kemper Horizon Fund

WIZER, BARBARA K.
  Vice President, Kemper Financial Services, Inc.

ZURAWSKI, CATHERINE N.
  Vice President, Kemper Financial Services, Inc.

ITEM 29.  PRINCIPAL UNDERWRITER

     (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Mutual Funds, Kemper Investors Fund, Kemper International Bond
Fund and Kemper-Dreman Fund, Inc.

     (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 120 South LaSalle Street, Chicago, Illinois 60603.


                                                                    POSITIONS AND
                            POSITIONS AND OFFICES                    OFFICES WITH
       NAME                   WITH UNDERWRITER                        REGISTRANT
       ----                 ---------------------                   -------------
John E. Peters              Principal Director, President          Vice President
William E. Chapman, II      Director, Executive Vice President           None
James L. Greenawalt         Director, Executive Vice President           None
John E. Neal                Director                                     None
Stephen B. Timbers          Director                               President, Trustee
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                  None
Linda A. Bercher            Senior Vice President                        None
Thomas V. Bruns             Senior Vice President                        None
Terry Cunningham            Senior Vice President                        None
Daniel T. O'Lear            Senior Vice President                        None
John H. Robison, Jr.        Senior Vice President                        None
Henry J. Schulthesz         Senior Vice President                        None
David F. Dierenfeldt        Vice President, Secretary                    None
Carlene D. Merold           Vice President                               None
Elizabeth C. Werth          Vice President                        Assistant Secretary
Kathleen A. Gallichio       Assistant Secretary                          None
Diane E. Ratekin            Assistant Secretary                          None


     (c) Not applicable.

                              S I G N A T U R E S


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 30th day of November, 1995.

                                     KEMPER STATE TAX-FREE INCOME SERIES

                                     By  /s/ Stephen Timbers
                                       ------------------------------------
                                        Stephen B. Timbers, President

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on November 30, 1995 on behalf of the following persons in the capacities indicated.

                     Signature                        Title
                     ---------                        -----
                     /s/ Stephen Timbers              President
        ---------------------------------------       (Principal
                     Stephen B. Timbers               Executive Officer)
                                                      and Trustee

             /s/David W. Belin*                       Trustee
        ---------------------------------------
             /s/Lewis A. Burnham*                     Trustee
        ---------------------------------------
             /s/Donald L. Dunaway*                    Trustee
        ---------------------------------------
             /s/Robert B. Hoffman*                    Trustee
        ---------------------------------------
             /s/Donald R. Jones*                      Trustee
        ---------------------------------------
             /s/David B. Mathis*                      Trustee
        ---------------------------------------
             /s/Shirley D. Peterson*                  Trustee
        ---------------------------------------
             /s/William P. Sommers*                   Trustee
        ---------------------------------------

             /s/ Jerome Duffy                         Treasurer (Principal
        --------------------------------------        Financial and
             Jerome L. Duffy                          Accounting Officer)



*Philip J. Collora signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of the Registrant on or about October 30, 1995.


                                       /s/ Philip J. Collora
                                       ------------------------------------
                                       Philip J. Collora

                               INDEX TO EXHIBITS

Exhibits
      99.B1.(a)             Amended and Restated Agreement and Declaration of Trust.*
      99.B1.(b)             Written Instrument Establishing and Designating Kemper
                            Michigan Tax-Free Income Fund, Kemper New Jersey Tax-Free
                            Income Fund and Kemper Pennsylvania Tax-Free Income Fund.*
      99.B2.                By-Laws.*
      99.B3.                Inapplicable.
      99.B4.(a)             Text of Share Certificate.*
      99.B4.(b)             Written Instrument Establishing and Designating Separate
                            Classes of Shares.*
      99.B5.                Investment Management Agreement.*
      99.B6.(a)             Underwriting and Distribution Services Agreement.*
      99.B6.(b)             Assignment and Assumption Agreement.*
      99.B6.(c)             Form of Selling Group Agreement.*
      99.B7.                Inapplicable.
      99.B8.                Custody Agreement.*
      99.B9.(a)             Agency Agreement.*
      99.B9.(b)             Supplement to Agency Agreement.*
      99.B9.(c)             Administrative Services Agreement.*
      99.B9.(d)             Amendment to Administrative Services Agreement.*
      99.B9.(e)             Assignment and Assumption Agreement.*
      99.B10.               Inapplicable.
      99.B11.(a)            Consent of Independent Auditors.
      99.B11.(b)            Report of Independent Auditors.*
      99.B12.               Inapplicable.
      99.B13.               Inapplicable.
      99.B14.               Inapplicable.
      99.B15.               See 6(a) above (Class B and Class C shares).
      99.B16.               Performance Calculations.*
      99.B18.               Multi-Distribution System Plan.*
      99.B24.               Powers of Attorney.*
                            Financial Data Schedule.*
      27.All. CA            Financial Data Schedule.*
      27.A. CA              Financial Data Schedule.*
      27.B. CA              Financial Data Schedule.*
      27.C. CA              Financial Data Schedule.*
      27.All. FL            Financial Data Schedule.*
      27.A. FL              Financial Data Schedule.*
      27.B. FL              Financial Data Schedule.*
      27.C. FL              Financial Data Schedule.*
      27.All. MI            Financial Data Schedule.*
      27.A. MI              Financial Data Schedule.*
      27.B. MI              Financial Data Schedule.*
      27.C. MI              Financial Data Schedule.*
      27.All. NJ            Financial Data Schedule.*
      27.A. NJ              Financial Data Schedule.*
      27.B. NJ              Financial Data Schedule.*
      27.C. NJ              Financial Data Schedule.*
      27.All. NY            Financial Data Schedule.*
      27.A. NY              Financial Data Schedule.*
      27.B. NY              Financial Data Schedule.*
      27.C. NY              Financial Data Schedule.*
      27.All. OH            Financial Data Schedule.*
      27.A. OH              Financial Data Schedule.*
      27.B. OH              Financial Data Schedule.*
      27.C. OH              Financial Data Schedule.*
      27.All. PA            Financial Data Schedule.*
      27.A. PA              Financial Data Schedule.*
      27.B. PA              Financial Data Schedule.*

      27.C. PA              Financial Data Schedule.*
      27.All. TX            Financial Data Schedule.*
      27.A. TX              Financial Data Schedule.*
      27.B. TX              Financial Data Schedule.*
      27.C. TX              Financial Data Schedule.*
      99.485(b) Letter      Representation of Counsel (Rule 485(b)).

---------------

* Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:

      EXHIBIT NO.           POST-EFFECTIVE AMENDMENT NO.     DATE OF FILING
------------------------    -----------------------------    ---------------
16                                          6                    1/20/89
1, 4, 5, 6, and 9                          22                    3/14/95
2, 8, 11(b), 18, 24 and 27                 23                   10/30/95